UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
(formerly SA Wellington Government and Quality Bond)
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	642
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	77.1%
Collateralized Mortgage Obligations	4.1%
Insurance	3.0%
Other Asset Backed Securities	2.4%
Auto Loan Receivables	2.2%
Banks	2.1%
Electric	1.6%
Municipal Securities	1.3%
Healthcare-Services	1.2%
Oil & Gas	1.0%
REITS	0.9%
Pipelines	0.8%
Mining	0.7%
Diversified Financial Services	0.6%
Semiconductors	0.5%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H746 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
(formerly SA Wellington Government and Quality Bond)
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)*	$37	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	642
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	77.1%
Collateralized Mortgage Obligations	4.1%
Insurance	3.0%
Other Asset Backed Securities	2.4%
Auto Loan Receivables	2.2%
Banks	2.1%
Electric	1.6%
Municipal Securities	1.3%
Healthcare-Services	1.2%
Oil & Gas	1.0%
REITS	0.9%
Pipelines	0.8%
Mining	0.7%
Diversified Financial Services	0.6%
Semiconductors	0.5%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H738 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
(formerly SA Wellington Government and Quality Bond)
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	642
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	77.1%
Collateralized Mortgage Obligations	4.1%
Insurance	3.0%
Other Asset Backed Securities	2.4%
Auto Loan Receivables	2.2%
Banks	2.1%
Electric	1.6%
Municipal Securities	1.3%
Healthcare-Services	1.2%
Oil & Gas	1.0%
REITS	0.9%
Pipelines	0.8%
Mining	0.7%
Diversified Financial Services	0.6%
Semiconductors	0.5%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H720 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,394M
Total number of portfolio holdings	59
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.2%
Semiconductors	20.3%
Software	11.5%
Diversified Financial Services	5.7%
Healthcare-Products	4.9%
Pharmaceuticals	4.3%
Computers	4.2%
Telecommunications	3.3%
Entertainment	2.9%
Media	2.3%
Electronics	2.2%
Private Equity	2.2%
Retail	2.0%
Biotechnology	1.5%
Machinery-Construction & Mining	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H779 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$44	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,394M
Total number of portfolio holdings	59
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.2%
Semiconductors	20.3%
Software	11.5%
Diversified Financial Services	5.7%
Healthcare-Products	4.9%
Pharmaceuticals	4.3%
Computers	4.2%
Telecommunications	3.3%
Entertainment	2.9%
Media	2.3%
Electronics	2.2%
Private Equity	2.2%
Retail	2.0%
Biotechnology	1.5%
Machinery-Construction & Mining	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H761 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$49	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,394M
Total number of portfolio holdings	59
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.2%
Semiconductors	20.3%
Software	11.5%
Diversified Financial Services	5.7%
Healthcare-Products	4.9%
Pharmaceuticals	4.3%
Computers	4.2%
Telecommunications	3.3%
Entertainment	2.9%
Media	2.3%
Electronics	2.2%
Private Equity	2.2%
Retail	2.0%
Biotechnology	1.5%
Machinery-Construction & Mining	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H753 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Strategic Multi-Asset
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$42	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$171M
Total number of portfolio holdings	637
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	15.3%
U.S. Government & Agency Obligations	13.9%
Internet	9.4%
Semiconductors	9.1%
Software	5.2%
Banks	4.7%
Diversified Financial Services	3.0%
Insurance	2.9%
Short-Term Investments	2.8%
Pharmaceuticals	2.5%
Telecommunications	2.3%
Machinery-Diversified	2.2%
Aerospace/Defense	2.0%
Repurchase Agreements	1.9%
Cosmetics/Personal Care	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H712 (08/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Strategic Multi-Asset
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$171M
Total number of portfolio holdings	637
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	15.3%
U.S. Government & Agency Obligations	13.9%
Internet	9.4%
Semiconductors	9.1%
Software	5.2%
Banks	4.7%
Diversified Financial Services	3.0%
Insurance	2.9%
Short-Term Investments	2.8%
Pharmaceuticals	2.5%
Telecommunications	2.3%
Machinery-Diversified	2.2%
Aerospace/Defense	2.0%
Repurchase Agreements	1.9%
Cosmetics/Personal Care	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H696 (08/25)
SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Semi-Annual Financial Statements and Other Information
June 30, 2025

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information June 30, 2025

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 13.1%
Banks — 2.1%
Bank of New York Mellon Corp.
4.73%, 04/20/2029	$ 935,000	$ 948,209
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	6,072,539
HSBC Holdings PLC
5.24%, 05/13/2031	2,080,000	2,117,830
JPMorgan Chase & Co.
4.91%, 07/25/2033	1,943,000	1,954,249
Morgan Stanley
4.89%, 07/20/2033	550,000	550,683
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,554,773
US Bancorp
7.50%, 06/01/2026	400,000	409,322
Wells Fargo & Co.
5.24%, 01/24/2031	2,960,000	3,036,479
5.56%, 07/25/2034	1,728,000	1,783,344
6.30%, 10/23/2029	3,730,000	3,942,191
		24,369,619
Commercial Services — 0.2%
Georgetown University
4.32%, 04/01/2049	123,000	101,800
J. Paul Getty Trust
4.91%, 04/01/2035	1,675,000	1,685,721
		1,787,521
Cosmetics/Personal Care — 0.2%
Kenvue, Inc.
4.85%, 05/22/2032	2,170,000	2,196,101
Diversified Financial Services — 0.6%
Capital One Financial Corp.
5.70%, 02/01/2030	965,000	998,220
5.88%, 07/26/2035	5,032,000	5,187,997
7.15%, 10/29/2027	1,205,000	1,245,043
		7,431,260
Electric — 1.6%
Alabama Power Co.
5.10%, 04/02/2035	365,000	367,845
Ameren Missouri Securitization Funding I LLC
4.85%, 10/01/2041	1,490,000	1,476,609
Georgia Power Co.
4.85%, 03/15/2031	1,445,000	1,476,350
5.25%, 03/15/2034	3,965,000	4,043,620
Jersey Central Power & Light Co.
5.10%, 01/15/2035	3,027,000	3,018,051
PG&E Wildfire Recovery Funding LLC
4.45%, 12/01/2049	995,000	852,439
5.10%, 06/01/2054	980,000	903,872
5.21%, 12/01/2049	1,185,000	1,123,003
SCE Recovery Funding LLC
0.86%, 11/15/2033	931,421	827,580
1.94%, 05/15/2040	630,000	471,047
2.51%, 11/15/2043	365,000	240,662
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,327,231	3,293,499
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	350,000	356,097
		18,450,674
Security Description	Shares or Principal Amount	Value

Food — 0.3%
Mars, Inc.
5.65%, 05/01/2045*	$ 1,199,000	$ 1,201,899
5.70%, 05/01/2055*	2,249,000	2,243,510
		3,445,409
Healthcare-Services — 1.2%
CommonSpirit Health
5.21%, 12/01/2031	6,190,000	6,351,501
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,780,653
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	2,151,000	2,171,548
Sutter Health
5.21%, 08/15/2032	775,000	796,231
5.54%, 08/15/2035	1,505,000	1,555,329
		14,655,262
Insurance — 3.0%
Athene Global Funding
5.58%, 01/09/2029*	10,462,000	10,753,967
GA Global Funding Trust
5.90%, 01/13/2035*	2,473,000	2,508,279
New York Life Global Funding
5.00%, 01/09/2034*	5,262,000	5,296,891
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	3,530,000	3,620,355
Omnis Funding Trust
6.72%, 05/15/2055*	2,045,000	2,119,183
Protective Life Global Funding
4.80%, 06/05/2030*	1,085,000	1,098,557
5.43%, 01/14/2032*	2,760,000	2,848,751
RGA Global Funding
5.25%, 01/09/2030*	2,455,000	2,518,853
Sammons Financial Group Global Funding
4.95%, 06/12/2030*	4,410,000	4,458,413
		35,223,249
Internet — 0.0%
Meta Platforms, Inc.
5.40%, 08/15/2054	500,000	487,621
Mining — 0.7%
Glencore Funding LLC
5.63%, 04/04/2034*	4,406,000	4,490,721
5.89%, 04/04/2054*	2,478,000	2,427,373
6.14%, 04/01/2055*	1,430,000	1,445,521
		8,363,615
Oil & Gas — 1.0%
Equinor ASA
5.13%, 06/03/2035	5,341,000	5,432,820
Saudi Arabian Oil Co.
5.38%, 06/02/2035*	4,055,000	4,073,033
6.38%, 06/02/2055*	2,305,000	2,304,138
		11,809,991
Pipelines — 0.8%
Enterprise Products Operating LLC
5.20%, 01/15/2036	2,110,000	2,124,277
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	3,290,000	3,322,890
6.10%, 08/23/2042*	4,025,000	4,024,638
		9,471,805

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 0.9%
American Tower Trust #1
5.49%, 03/15/2028*	$ 8,530,000	$ 8,673,865
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,491,933
1.88%, 07/15/2050*	810,000	796,769
		10,962,567
Semiconductors — 0.5%
Intel Corp.
5.60%, 02/21/2054	2,749,000	2,521,938
QUALCOMM, Inc.
4.50%, 05/20/2030	1,815,000	1,834,217
5.00%, 05/20/2035	1,855,000	1,867,848
		6,224,003
Total Corporate Bonds & Notes (cost $155,189,018)		154,878,697
ASSET BACKED SECURITIES — 4.6%
Auto Loan Receivables — 2.2%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	465,277	459,827
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	193,466	193,281
Series 2023-3, Class A2 6.40%, 03/20/2030*	2,581,487	2,620,253
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.27%, 11/20/2028	6,945,000	7,028,011
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,885,000	5,956,375
Wheels Fleet Lease Funding 1 LLC
Series 2024-2A, Class A1 4.87%, 06/21/2039*	2,445,404	2,459,004
Series 2023-2A, Class A 6.46%, 08/18/2038*	7,327,306	7,427,099
		26,143,850
Other Asset Backed Securities — 2.4%
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	469,739	445,085
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,505,905	3,373,114
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,028,591
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,373,569	3,259,759
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,556,488	3,423,717
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	139,606	134,855
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	468,463	445,271
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	$ 2,825,000	$ 2,848,398
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	162,740	158,344
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,913,520
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	2,698,053	2,757,167
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	1,490,000	1,402,817
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,046,663
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	319,065	315,878
		28,553,179
Total Asset Backed Securities (cost $54,032,650)		54,697,029
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 1.4%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	61,830	60,688
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,377,688	1,210,248
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	638,957	596,325
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	313,666	300,175
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	1,101	1,097
PRET Trust
Series 2025-RPL2, Class A1 4.00%, 08/25/2064*	3,972,924	3,841,502
RFR Trust VRS
Series 2025-SGRM, Class A 5.56%, 03/11/2041*(1)	6,349,796	6,470,382
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	338,749	330,036
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	99,080	97,745
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	3,867,330	3,454,461
		16,362,659
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,248,260

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K157, Class A2 3.99%, 05/25/2033(1)	$ 1,950,000	$ 1,929,457
Series K758, Class A2 4.68%, 10/25/2031(1)	1,775,000	1,808,952
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	269,799	262,098
Series 4142, Class PT 1.25%, 12/15/2027	223,244	216,794
Series 5170, Class DP 2.00%, 07/25/2050	3,594,884	3,157,236
Series 4654, Class KA 3.00%, 06/15/2045	1,638,463	1,585,064
Series 3967, Class ZP 4.00%, 09/15/2041	1,504,944	1,469,483
Series 4809, Class CZ 4.00%, 07/15/2048	1,333,480	1,262,208
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,337,964	5,170,292
Series 2019-3, Class MA 3.50%, 10/25/2058	695,761	670,750
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	199,333	193,070
Series 2012-103, Class HB 1.50%, 09/25/2027	566,733	551,917
Series 2020-27, Class HC 1.50%, 10/25/2049	3,102,771	2,463,204
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,431,358	1,299,693
Series 2019-6, Class GJ 3.00%, 02/25/2049	219,200	213,097
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,343,102	3,869,662
Series 2005-74, Class HA 7.50%, 09/16/2035	141	141
Series 2005-74, Class HB 7.50%, 09/16/2035	9,731	9,785
Series 2005-74, Class HC 7.50%, 09/16/2035	16,671	16,778
		32,397,941
Total Collateralized Mortgage Obligations (cost $51,293,922)		48,760,600
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 77.1%
U.S. Government — 49.7%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	378,427
1.88%, 02/15/2041	45,000	30,952
2.25%, 02/15/2052	1,427,100	871,702
2.38%, 05/15/2051	4,133,500	2,621,059
2.50%, 02/15/2045 to 05/15/2046	7,271,000	5,106,483
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,905,438
2.88%, 08/15/2045 to 05/15/2052	18,563,100	13,329,965
3.38%, 08/15/2042	9,620,400	8,074,747
3.63%, 02/15/2053 to 05/15/2053	9,303,400	7,591,428
3.88%, 02/15/2043 to 05/15/2043	17,407,600	15,565,757
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,697,149
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.13%, 08/15/2044 to 08/15/2053	$ 6,132,200	$ 5,490,857
4.25%, 02/15/2054 to 08/15/2054	7,438,300	6,789,525
4.38%, 08/15/2043	9,089,100	8,663,403
4.50%, 02/15/2044 to 11/15/2054	7,754,200	7,424,227
4.63%, 05/15/2044 to 02/15/2055	17,999,200	17,550,342
4.75%, 11/15/2043 to 05/15/2055	20,053,000	19,968,451
4.75%, 02/15/2045(2)	11,005,400	10,946,934
5.00%, 05/15/2045	7,203,000	7,398,832
United States Treasury Notes
1.63%, 05/15/2031	15,000	13,229
2.88%, 04/30/2029	1,240,000	1,202,170
3.50%, 09/30/2029	7,257,500	7,184,358
3.63%, 08/31/2029 to 09/30/2031	11,689,800	11,608,043
3.75%, 04/30/2027 to 08/31/2031	61,882,100	61,905,167
3.88%, 03/31/2027 to 06/30/2030	69,199,800	69,380,362
4.00%, 01/15/2027 to 04/30/2032	79,448,200	80,173,351
4.13%, 10/31/2026 to 03/31/2032	48,475,700	48,898,318
4.25%, 11/30/2026 to 05/15/2035	89,182,100	90,093,927
4.38%, 12/15/2026 to 12/31/2029	20,892,700	21,273,627
4.50%, 05/31/2029 to 12/31/2031	12,793,200	13,146,319
4.63%, 09/30/2028 to 04/30/2029	19,718,900	20,303,745
4.88%, 10/31/2028	12,073,000	12,506,873
		590,095,167
U.S. Government Agency — 27.4%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	36,084,168	29,034,181
2.50%, 10/01/2031 to 10/01/2051	21,849,397	18,816,858
3.00%, 11/01/2046 to 12/01/2046	13,877,005	12,374,139
4.00%, 09/01/2026 to 05/01/2049	3,098,931	2,960,297
4.50%, 01/01/2038 to 08/01/2052	7,703,125	7,475,780
5.00%, 08/01/2052 to 01/01/2053	12,800,732	12,616,575
5.50%, 02/01/2053 to 09/01/2053	14,250,499	14,277,146
6.00%, 12/01/2039 to 10/01/2053	7,260,196	7,389,974
6.50%, 11/01/2053	7,332,024	7,595,912
7.50%, 05/01/2027	67	67
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,423,421	3,636,161
2.00%, 04/01/2041 to 09/01/2051	33,864,045	27,315,267
2.50%, 03/01/2030 to 07/01/2053	30,934,271	26,204,037
3.00%, 05/01/2027 to 11/01/2053	11,839,160	10,449,834
3.12%, 05/01/2033	2,337,062	2,159,928
3.50%, 08/01/2043 to 07/01/2051	10,532,377	9,623,681
4.00%, 09/01/2026 to 10/01/2052	7,285,611	6,867,130
4.50%, 11/01/2026 to 11/01/2052	15,110,800	14,784,515
5.00%, 08/01/2052 to 10/01/2052	1,773,363	1,749,325
5.50%, 03/01/2038 to 08/01/2053	7,210,732	7,246,780
6.00%, 09/01/2053	10,814,232	11,005,938
6.50%, 02/01/2038 to 10/01/2039	39,624	41,791
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	13,959,381	11,371,921
2.50%, 08/20/2051 to 12/20/2052	16,858,579	14,330,107
3.00%, 07/20/2051	8,180,314	7,245,835
3.00%, July 30 TBA	1,980,000	1,751,031
3.50%, 01/20/2052 to 03/20/2052	14,223,616	12,985,102
4.00%, 02/15/2041 to 08/20/2052	9,005,824	8,424,808
4.50%, 05/15/2040 to 08/20/2052	14,494,419	13,996,687
5.00%, 07/15/2033 to 04/15/2041	627,412	632,019
5.50%, 10/15/2032 to 04/15/2036	359,096	363,923
5.50%, July 30 TBA	944,000	945,239
6.00%, 06/15/2028 to 06/15/2041	1,786,525	1,859,216
6.50%, 02/15/2027 to 05/15/2032	190,795	195,003
7.00%, 11/15/2031 to 11/15/2033	29,980	30,864

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
8.00%, 10/15/2029 to 03/15/2031	$ 32,960	$ 33,391
Uniform Mtg. Backed Securities
3.00%, July 30 TBA	3,048,000	2,636,948
3.50%, July 30 TBA	1,061,000	955,118
5.50%, July 15 TBA	13,217,000	13,456,524
		324,839,052
Total U.S. Government & Agency Obligations (cost $939,433,011)		914,934,219
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	79,339
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	131,398	145,541
City of New York, NY General Obligation Bonds
4.61%, 09/01/2037	4,225,000	4,103,548
5.94%, 02/01/2055	325,000	338,122
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	1,097,378	1,094,606
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	597,880
Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	315,000	276,611
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,655,000	1,797,127
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,043,900
5.37%, 05/01/2026	150,000	151,509
Maryland Economic Development Corp. Revenue Bonds
5.43%, 05/31/2056	600,000	571,172
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	45,000	45,486
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,365,000	1,473,835
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,267,677
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	1,919,809	1,963,545
5.17%, 04/01/2041	575,000	580,810
Total Municipal Securities (cost $16,860,510)		15,530,708
Total Long-Term Investment Securities (cost $1,216,809,111)		1,188,801,253
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$ 1,105,000	$ 1,105,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	1,165,000	1,165,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,150,000	1,150,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,105,000	1,105,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,105,000	1,105,000
Total Repurchase Agreements (cost $5,630,000)		5,630,000
TOTAL INVESTMENTS (cost $1,222,439,111)(4)	100.7%	1,194,431,253
Other assets less liabilities	(0.7)	(8,040,011)
NET ASSETS	100.0%	$1,186,391,242
FORWARD SALES CONTRACTS — (3.3)%
U.S. Government Agencies — (3.3)%
Uniform Mtg. Backed Securities — (2.5%)
2.00%, July 30 TBA	(11,422,000)	(9,039,229)
4.00%, July 30 TBA	(4,147,000)	(3,855,577)
4.50%, July 15 TBA	(7,329,000)	(7,281,697)
4.50%, July 30 TBA	(3,364,000)	(3,217,402)
6.00%, July 30 TBA	(5,961,000)	(6,057,108)
		(29,451,013)
Government National Mtg. Assoc. — (0.8%)
4.00%, July 30 TBA	(5,333,000)	(4,957,665)
4.50%, July 30 TBA	(4,956,000)	(4,743,179)
		(9,700,844)
Total Forward Sales Contracts (proceeds $(38,603,688))		$(39,151,857)
^	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Government and Quality Bond Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $149,028,124 representing 12.6% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
45	Long	U.S. Treasury 10 Year Notes	September 2025	$4,998,516	$5,045,625	$ 47,109
70	Long	U.S. Treasury 5 Year Notes	September 2025	7,576,367	7,630,000	53,633
						$100,742
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$154,878,697	$—	$154,878,697
Asset Backed Securities	—	54,697,029	—	54,697,029
Collateralized Mortgage Obligations	—	48,760,600	—	48,760,600
U.S. Government & Agency Obligations	—	914,934,219	—	914,934,219
Municipal Securities	—	15,530,708	—	15,530,708
Repurchase Agreements	—	5,630,000	—	5,630,000
Total Investments at Value	$—	$1,194,431,253	$—	$1,194,431,253
Other Financial Instruments:†
Futures Contracts	$100,742	$—	$—	$100,742
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$39,151,857	$—	$39,151,857
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 102.3%
Aerospace/Defense — 0.7%
RTX Corp.	120,541	$ 17,601,397
Apparel — 0.9%
On Holding AG, Class A†	411,175	21,401,659
Auto Manufacturers — 0.5%
Tesla, Inc.†	40,202	12,770,567
Biotechnology — 1.5%
Gilead Sciences, Inc.	154,105	17,085,621
Vertex Pharmaceuticals, Inc.†	44,307	19,725,477
		36,811,098
Computers — 4.2%
Apple, Inc.	494,402	101,436,458
Diversified Financial Services — 5.7%
Interactive Brokers Group, Inc., Class A	563,905	31,245,976
Tradeweb Markets, Inc., Class A	295,823	43,308,487
Visa, Inc., Class A	176,125	62,533,181
		137,087,644
Electric — 0.9%
Dominion Energy, Inc.	385,022	21,761,443
Electronics — 2.2%
Celestica, Inc.†	156,203	24,384,851
Flex, Ltd.†	584,684	29,187,425
		53,572,276
Entertainment — 2.9%
DraftKings, Inc., Class A†	875,748	37,560,832
Live Nation Entertainment, Inc.†	208,684	31,569,715
		69,130,547
Healthcare-Products — 4.9%
Boston Scientific Corp.†	322,222	34,609,865
Exact Sciences Corp.†	513,574	27,291,322
Intuitive Surgical, Inc.†	28,893	15,700,745
Natera, Inc.†	235,925	39,857,170
		117,459,102
Internet — 27.2%
Alphabet, Inc., Class A	685,801	120,858,710
Amazon.com, Inc.†	739,382	162,213,017
Chewy, Inc., Class A†	390,165	16,628,832
GoDaddy, Inc., Class A†	129,987	23,405,459
Meta Platforms, Inc., Class A	145,940	107,716,855
Netflix, Inc.†	72,455	97,026,664
Shopify, Inc., Class A†	165,927	19,139,680
Spotify Technology SA†	71,692	55,012,139
Uber Technologies, Inc.†	296,257	27,640,778
Zillow Group, Inc., Class C†	287,163	20,115,768
		649,757,902
Lodging — 0.8%
Marriott International, Inc., Class A	66,780	18,244,964
Machinery-Construction & Mining — 1.4%
GE Vernova, Inc.	64,834	34,306,911
Media — 2.3%
Liberty Media Corp.-Liberty Formula One, Class C†	515,989	53,920,851
Mining — 0.3%
Cameco Corp.	103,005	7,646,061
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 4.3%
BellRing Brands, Inc.†	241,445	$ 13,986,909
Eli Lilly & Co.	112,364	87,591,109
		101,578,018
Pipelines — 0.9%
Targa Resources Corp.	121,295	21,115,034
Private Equity — 2.2%
KKR & Co., Inc.	395,196	52,572,924
REITS — 1.4%
American Tower Corp.	95,556	21,119,787
AvalonBay Communities, Inc.	55,596	11,313,786
		32,433,573
Retail — 2.0%
Dick's Sporting Goods, Inc.	84,400	16,695,164
Home Depot, Inc.	48,093	17,632,817
Ollie's Bargain Outlet Holdings, Inc.†	107,192	14,125,762
		48,453,743
Semiconductors — 20.3%
ARM Holdings PLC ADR†	142,759	23,089,841
Broadcom, Inc.	556,458	153,387,648
NVIDIA Corp.	1,960,668	309,765,937
		486,243,426
Software — 11.5%
AppLovin Corp., Class A†	36,360	12,728,909
DocuSign, Inc.†	271,784	21,169,256
HubSpot, Inc.†	29,040	16,164,535
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	251,446	125,071,755
Oracle Corp.	191,448	41,856,276
Palantir Technologies, Inc., Class A†	140,725	19,183,632
ServiceNow, Inc.†	38,892	39,984,087
		276,158,539
Telecommunications — 3.3%
Arista Networks, Inc.†	562,198	57,518,478
T-Mobile US, Inc.	91,224	21,735,030
		79,253,508
Total Long-Term Investment Securities (cost $1,742,867,675)		2,450,717,645
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$6,420,000	6,420,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	6,690,000	6,690,000
BNP Paribas SA Joint Repurchase Agreement(3)	6,675,000	6,675,000
Deutsche Bank AG Joint Repurchase Agreement(3)	6,420,000	6,420,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$6,420,000	$ 6,420,000
Total Repurchase Agreements (cost $32,625,000)		32,625,000
TOTAL INVESTMENTS (cost $1,775,492,675)(4)	103.7%	2,483,342,645
Other assets less liabilities	(3.7)	(89,025,426)
NET ASSETS	100.0%	$2,394,317,219
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$276,158,450	$—	$89	$276,158,539
Other Industries	2,174,559,106	—	—	2,174,559,106
Repurchase Agreements	—	32,625,000	—	32,625,000
Total Investments at Value	$2,450,717,556	$32,625,000	$89	$2,483,342,645
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.1%
Aerospace/Defense — 2.0%
BAE Systems PLC	42,142	$ 1,091,024
Boeing Co.†	7,450	1,560,999
Rheinmetall AG	384	812,435
		3,464,458
Agriculture — 0.6%
British American Tobacco PLC	22,313	1,055,903
Apparel — 0.7%
adidas AG	5,285	1,231,930
Auto Manufacturers — 0.8%
Renault SA	14,052	648,495
Tesla, Inc.†	2,415	767,149
		1,415,644
Banks — 4.3%
Axis Bank, Ltd. GDR	21,604	1,500,854
Citizens Financial Group, Inc.	26,059	1,166,140
Societe Generale SA	24,705	1,415,604
Sumitomo Mitsui Trust Group, Inc.	44,000	1,166,371
Wells Fargo & Co.	27,190	2,178,463
		7,427,432
Chemicals — 0.9%
Linde PLC	3,198	1,499,318
Commercial Services — 0.9%
RB Global, Inc.	13,807	1,466,832
Computers — 1.7%
Apple, Inc.	13,868	2,845,297
Cosmetics/Personal Care — 1.8%
Haleon PLC	289,948	1,491,785
Unilever PLC	25,137	1,531,073
		3,022,858
Distribution/Wholesale — 0.8%
ITOCHU Corp.	25,900	1,361,170
Diversified Financial Services — 3.0%
London Stock Exchange Group PLC	9,802	1,432,255
Nasdaq, Inc.	16,362	1,463,090
Visa, Inc., Class A	6,129	2,176,102
		5,071,447
Electric — 0.6%
E.ON SE	57,933	1,066,717
Entertainment — 0.8%
Live Nation Entertainment, Inc.†	8,563	1,295,411
Environmental Control — 1.3%
Clean Harbors, Inc.†	6,398	1,479,090
GFL Environmental, Inc.	15,173	765,629
		2,244,719
Food — 0.9%
US Foods Holding Corp.†	20,465	1,576,010
Gas — 0.7%
Atmos Energy Corp.	8,361	1,288,514
Healthcare-Products — 0.9%
Boston Scientific Corp.†	13,993	1,502,988
Healthcare-Services — 0.6%
Elevance Health, Inc.	2,471	961,120
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.9%
Sony Group Corp.	58,100	$ 1,514,639
Insurance — 2.8%
AIA Group, Ltd.	150,600	1,354,312
Allianz SE	3,423	1,386,898
Berkshire Hathaway, Inc., Class B†	4,067	1,975,626
		4,716,836
Internet — 9.4%
Alphabet, Inc., Class C	24,764	4,392,886
Amazon.com, Inc.†	21,621	4,743,431
DoorDash, Inc., Class A†	4,057	1,000,091
MercadoLibre, Inc.†	377	985,339
Meta Platforms, Inc., Class A	1,289	951,398
Shopify, Inc., Class A†	9,251	1,066,981
Tencent Holdings, Ltd.	21,010	1,349,411
Uber Technologies, Inc.†	16,650	1,553,445
		16,042,982
Lodging — 0.8%
Accor SA	24,647	1,289,412
Machinery-Diversified — 2.2%
Deere & Co.	2,467	1,254,445
Ingersoll Rand, Inc.	17,392	1,446,666
Keyence Corp.	2,530	1,015,893
		3,717,004
Mining — 0.6%
Anglo American PLC	35,221	1,039,768
Miscellaneous Manufacturing — 0.7%
Siemens AG	5,013	1,285,711
Oil & Gas — 1.3%
ConocoPhillips	15,836	1,421,123
Reliance Industries, Ltd. GDR*	5,962	416,148
Reliance Industries, Ltd. GDR (LSE)*	6,158	430,385
		2,267,656
Oil & Gas Services — 0.5%
Saipem SpA	292,107	800,300
Pharmaceuticals — 2.4%
AstraZeneca PLC	10,202	1,422,748
Eli Lilly & Co.	2,143	1,670,533
Galderma Group AG	6,870	1,000,862
		4,094,143
Pipelines — 0.9%
Targa Resources Corp.	8,597	1,496,566
Real Estate — 0.7%
Mitsui Fudosan Co., Ltd.	130,700	1,262,622
REITS — 0.9%
American Tower Corp.	6,794	1,501,610
Retail — 1.3%
Chipotle Mexican Grill, Inc.†	21,906	1,230,022
Fast Retailing Co., Ltd.	2,801	959,829
		2,189,851
Semiconductors — 9.1%
ASML Holding NV	1,775	1,421,149
Broadcom, Inc.	8,583	2,365,904
Infineon Technologies AG	37,603	1,600,036
NVIDIA Corp.	38,782	6,127,168

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
SK Hynix, Inc.	7,625	$ 1,651,640
Taiwan Semiconductor Manufacturing Co., Ltd.	67,598	2,440,694
		15,606,591
Software — 5.2%
Microsoft Corp.	12,222	6,079,345
Roper Technologies, Inc.	2,165	1,227,209
ServiceNow, Inc.†	1,512	1,554,457
		8,861,011
Telecommunications — 2.1%
KT Corp. ADR	55,812	1,159,773
Motorola Solutions, Inc.	2,824	1,187,379
Orange SA	79,267	1,210,052
		3,557,204
Total Common Stocks (cost $81,248,402)		111,041,674
CORPORATE BONDS & NOTES — 1.4%
Banks — 0.4%
Bank of America Corp.
4.62%, 05/09/2029	$ 115,000	115,730
Bank of New York Mellon Corp.
4.44%, 06/09/2028	175,000	175,924
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	125,197
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	25,033
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	95,990
State Street Corp.
5.27%, 08/03/2026	55,000	55,552
		593,426
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	51,088
Diversified Financial Services — 0.0%
American Express Co.
4.73%, 04/25/2029	75,000	75,852
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026	25,000	25,040
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	45,000	45,066
Southern Co.
5.50%, 03/15/2029	80,000	83,282
		153,388
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026	80,000	80,953
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026	15,000	14,734
5.25%, 02/15/2028	40,000	41,057
		55,791
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*	125,000	127,860
Security Description		Shares or Principal Amount	Value

Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		$ 50,000	$ 50,226
Media — 0.1%
Comcast Corp.
0.01%, 09/14/2026	EUR	100,000	114,505
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	116,571
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	150,001
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	75,082
			225,083
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,609
Enbridge, Inc.
5.25%, 04/05/2027		85,000	86,244
Energy Transfer LP
5.20%, 04/01/2030		25,000	25,557
ONEOK, Inc.
4.25%, 09/24/2027		200,000	199,664
			362,074
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	44,687
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,089
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028		80,000	75,050
Cisco Systems, Inc.
4.80%, 02/26/2027		80,000	80,970
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	99,487
			255,507
Total Corporate Bonds & Notes (cost $2,361,985)			2,367,100
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.9%
U.S. Government — 13.3%
United States Treasury Bonds
1.38%, 11/15/2040		573,000	365,041
1.75%, 08/15/2041		1,733,000	1,150,550
2.00%, 08/15/2051		2,932,000	1,690,367
2.38%, 05/15/2051		164,000	103,993
3.00%, 02/15/2048		575,500	427,601
3.13%, 11/15/2041		251,000	205,849
3.50%, 02/15/2039		260,000	234,762
3.75%, 08/15/2041		348,000	311,773
4.50%, 02/15/2036		122,000	125,179
5.00%, 05/15/2037		271,000	288,149
United States Treasury Notes
0.75%, 08/31/2026		465,000	448,162
1.25%, 08/15/2031		853,000	729,715
1.63%, 10/31/2026(1)		1,028,000	998,084
2.38%, 05/15/2029		807,000	767,659

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.50%, 01/31/2030(1)		$ 2,486,000	$ 2,457,061
3.88%, 05/31/2027 to 04/30/2030		1,770,000	1,775,173
4.13%, 02/28/2027 to 11/15/2032		2,312,000	2,325,407
4.25%, 11/30/2026 to 11/15/2034		3,242,000	3,254,852
4.50%, 05/31/2029		1,883,000	1,934,341
4.63%, 02/15/2035		177,000	182,614
4.88%, 10/31/2028		2,558,000	2,649,928
United States Treasury Notes TIPS
1.63%, 04/15/2030		290,200	292,285
			22,718,545
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp.
5.50%, 05/01/2054		1,088,121	1,088,325
Total U.S. Government & Agency Obligations (cost $24,576,710)			23,806,870
FOREIGN GOVERNMENT OBLIGATIONS — 15.3%
Regional(State/Province) — 0.1%
Queensland Treasury Corp.
3.25%, 05/21/2035*	EUR	100,000	117,787
Sovereign — 15.2%
Commonwealth of Australia
1.00%, 12/21/2030	AUD	209,000	120,167
1.75%, 06/21/2051	AUD	468,000	167,190
1.75%, 06/21/2051	AUD	94,000	33,581
2.75%, 06/21/2035	AUD	34,000	19,815
4.75%, 06/21/2054	AUD	776,000	502,905
Federal Republic of Germany
Zero Coupon, 08/15/2052	EUR	808,000	423,074
1.00%, 05/15/2038	EUR	564,000	534,302
2.20%, 02/15/2034	EUR	305,000	350,525
2.50%, 10/11/2029	EUR	405,000	484,734
Government of Canada
1.75%, 12/01/2053	CAD	180,000	89,410
2.75%, 03/01/2030	CAD	648,000	474,212
3.25%, 09/01/2028	CAD	211,000	157,459
3.25%, 06/01/2035	CAD	255,000	186,746
3.75%, 04/26/2028		225,000	225,071
4.00%, 06/01/2041	CAD	158,000	123,664
Government of France
2.50%, 09/24/2026*	EUR	482,000	571,753
2.50%, 09/24/2027*	EUR	679,000	807,611
2.75%, 02/25/2029*	EUR	628,000	750,196
3.00%, 05/25/2033*	EUR	204,000	240,096
3.00%, 11/25/2034*	EUR	547,000	633,641
3.25%, 05/25/2055*	EUR	377,000	383,692
3.60%, 05/25/2042*	EUR	373,000	432,254
Government of Japan
0.40%, 12/20/2049	JPY	136,500,000	574,105
0.40%, 03/20/2056	JPY	37,200,000	130,738
0.50%, 12/20/2032	JPY	70,350,000	464,973
0.80%, 09/20/2047	JPY	88,350,000	439,330
1.00%, 03/20/2062	JPY	46,700,000	181,021
2.30%, 03/20/2040	JPY	224,850,000	1,621,253
Government of Malaysia
3.50%, 05/31/2027	MYR	192,000	45,963
3.52%, 04/20/2028	MYR	319,000	76,485
3.58%, 07/15/2032	MYR	77,000	18,477
3.83%, 07/05/2034	MYR	132,000	32,054
3.89%, 08/15/2029	MYR	172,000	41,775
4.46%, 03/31/2053	MYR	144,000	36,624
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Government of New Zealand
2.00%, 05/15/2032	NZD	485,000	$ 256,703
2.75%, 04/15/2037	NZD	163,000	81,733
2.75%, 05/15/2051	NZD	178,000	71,183
4.25%, 05/15/2036	NZD	162,000	95,457
4.50%, 05/15/2035	NZD	328,000	199,073
5.00%, 05/15/2054	NZD	62,000	36,543
Kingdom of Belgium
2.60%, 10/22/2030*	EUR	223,000	263,630
3.10%, 06/22/2035*	EUR	174,000	204,193
3.45%, 06/22/2043*	EUR	123,000	140,557
3.50%, 06/22/2055*	EUR	93,000	100,649
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	101,174
Kingdom of Norway
3.63%, 05/31/2039*	NOK	165,000	16,084
3.75%, 06/12/2035*	NOK	3,319,000	327,629
Kingdom of Spain
1.90%, 10/31/2052*	EUR	220,000	171,633
2.40%, 05/31/2028	EUR	346,000	410,346
2.70%, 01/31/2030	EUR	624,000	742,863
3.20%, 10/31/2035*	EUR	447,000	525,234
3.45%, 07/30/2043*	EUR	128,000	144,508
3.50%, 01/31/2041*	EUR	142,000	163,840
Kingdom of Sweden
1.75%, 11/11/2033	SEK	655,000	67,168
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	418,000	339,693
2.50%, 01/15/2030*	EUR	250,000	297,618
Republic of Austria
1.85%, 05/23/2049*	EUR	176,000	152,597
2.95%, 02/20/2035*	EUR	111,000	130,472
3.45%, 10/20/2030*	EUR	175,000	216,335
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	119,240
2.95%, 04/15/2055*	EUR	22,000	22,941
3.00%, 09/15/2035*	EUR	120,000	140,978
Republic of Hungary
4.50%, 03/23/2028	HUF	25,630,000	72,042
7.00%, 10/24/2035	HUF	17,220,000	50,572
Republic of Ireland
0.20%, 10/18/2030	EUR	191,000	200,352
3.15%, 10/18/2055	EUR	44,000	48,205
Republic of Italy
2.70%, 10/01/2030*	EUR	715,000	841,013
3.10%, 08/28/2026	EUR	1,009,000	1,203,364
3.15%, 11/15/2031*	EUR	304,000	362,649
3.85%, 10/01/2040*	EUR	793,000	930,600
4.10%, 04/30/2046*	EUR	96,000	114,477
4.30%, 10/01/2054*	EUR	138,000	163,052
Republic of Peru
6.20%, 06/30/2055		$ 132,000	132,521
Republic of Poland
1.75%, 04/25/2032	PLN	131,000	29,298
5.00%, 10/25/2034	PLN	204,000	54,849
6.00%, 10/25/2033	PLN	223,000	64,465
Republic of Portugal
3.00%, 06/15/2035*	EUR	89,000	104,465
3.63%, 06/12/2054*	EUR	28,000	31,713
3.88%, 02/15/2030*	EUR	138,000	173,769
State of Israel
1.30%, 04/30/2032	ILS	122,000	30,457

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Kingdom Gilt Treasury
3.25%, 01/31/2033	GBP	429,000	$ 550,743
3.75%, 03/07/2027	GBP	50,000	68,550
3.75%, 01/29/2038	GBP	483,000	601,299
4.00%, 10/22/2063	GBP	164,000	179,236
4.13%, 07/22/2029	GBP	492,000	681,636
4.38%, 07/31/2054	GBP	594,400	706,735
4.75%, 10/22/2043	GBP	312,000	409,240
United Kingdom Gilt Treasury TIPS
1.13%, 09/22/2035(2)	GBP	456,597	606,409
1.13%, 11/22/2037(2)	GBP	49,689	64,181
United Mexican States
7.50%, 05/26/2033	MXN	2,077,900	101,072
7.75%, 11/23/2034	MXN	1,393,500	67,698
7.75%, 11/13/2042	MXN	3,685,900	162,708
8.00%, 02/21/2036	MXN	1,034,800	50,901
8.00%, 07/31/2053	MXN	5,009,000	219,291
8.00%, 07/31/2053	MXN	576,900	25,256
			26,017,788
Total Foreign Government Obligations (cost $26,095,309)			26,135,575
Total Long-Term Investment Securities (cost $134,282,406)			163,351,219
SHORT-TERM INVESTMENTS — 2.8%
Commercial Paper — 0.3%
Sempra Energy
4.59%, 07/10/2025		$ 500,000	499,362
Sovereign — 1.3%
Government of Japan
Zero Coupon, 07/14/2025	JPY	81,250,000	564,130
Zero Coupon, 08/04/2025	JPY	150,000,000	1,041,213
Zero Coupon, 09/16/2025	JPY	100,000,000	693,779
			2,299,122
U.S. Government — 1.2%
United States Treasury Bills
4.15%, 07/03/2025		1,193,000	1,192,722
4.23%, 07/29/2025		849,000	846,260
			2,038,982
Total Short-Term Investments (cost $4,831,986)			4,837,466
REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)		615,000	615,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(3)	$ 655,000	$ 655,000
BNP Paribas SA Joint Repurchase Agreement(3)	640,000	640,000
Deutsche Bank AG Joint Repurchase Agreement(3)	615,000	615,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	615,000	615,000
Total Repurchase Agreements (cost $3,140,000)		3,140,000
TOTAL INVESTMENTS (cost $142,254,392)(4)	100.4%	171,328,685
Other assets less liabilities	(0.4)	(628,865)
NET ASSETS	100.0%	$170,699,820
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At June 30, 2025, the aggregate value of these securities was $11,161,601 representing 6.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Principal amount of security is adjusted for inflation.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Australian 10 Year Bonds	September 2025	$ 300,236	$ 301,747	$ 1,511
14	Long	Canada 10 Year Bonds	September 2025	1,249,693	1,254,269	4,576
28	Long	U.S. Treasury 10 Year Notes	September 2025	3,109,095	3,139,500	30,405
7	Long	U.S. Treasury 2 Year Notes	September 2025	1,454,163	1,456,164	2,001
1	Long	U.S. Treasury 5 Year Notes	September 2025	108,781	109,000	219
1	Long	U.S. Treasury Long Bonds	September 2025	112,313	115,469	3,156
2	Short	Euro Buxl 30 Year Bonds	September 2025	285,394	279,740	5,654

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Short	Euro-BUND	September 2025	769,150	$ 766,551	$ 2,599
3	Short	Euro-OAT	September 2025	439,215	437,632	1,583
						$51,704
						Unrealized (Depreciation)
12	Long	Euro-BOBL	September 2025	$1,669,910	$1,663,455	$ (6,455)
2	Long	Euro-Schatz	September 2025	253,112	252,670	(442)
3	Long	Short-Term Euro-BTP	September 2025	382,257	381,462	(795)
44	Short	Australian 3 Year Bonds	September 2025	3,108,469	3,120,030	(11,561)
1	Short	Euro-BTP	September 2025	142,306	142,532	(226)
3	Short	Long Gilt	September 2025	381,387	383,093	(1,706)
4	Short	Mini-10 Year JGB	September 2025	385,376	386,376	(1,000)
18	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	2,018,024	2,056,781	(38,757)
6	Short	U.S. Treasury Ultra Bonds	September 2025	698,345	714,749	(16,404)
						$(77,346)
		Net Unrealized Appreciation (Depreciation)				$(25,642)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	AUD	1,239,000	USD	799,279	07/02/2025	$ —	$ (16,169)
	USD	206,432	AUD	320,000	07/02/2025	4,176	—
						4,176	(16,169)
Bank of America, N.A.	CHF	25,000	USD	30,847	07/02/2025	—	(661)
	CLP	25,000,000	USD	26,614	07/02/2025	—	(221)
	CNH	495,000	USD	69,027	07/02/2025	—	(124)
	CNH	495,000	USD	69,177	08/05/2025	—	(152)
	COP	98,400,000	USD	24,179	07/02/2025	92	—
	CZK	600,000	USD	27,920	07/02/2025	—	(665)
	IDR	374,000,000	USD	23,042	07/02/2025	6	—
	IDR	374,000,000	USD	22,868	08/05/2025	—	(261)
	JPY	8,200,000	USD	57,587	07/02/2025	644	—
	KRW	135,820,000	USD	100,140	07/02/2025	—	(497)
	KRW	19,750,000	USD	14,558	08/05/2025	—	(68)
	SEK	274,000	USD	28,243	07/02/2025	—	(718)
	TWD	2,113,000	USD	72,477	07/02/2025	144	—
	TWD	2,114,000	USD	72,404	08/05/2025	—	(804)
	USD	12,899	AUD	20,000	07/02/2025	264	—
	USD	29,503	AUD	45,000	08/05/2025	132	—
	USD	26,752	CLP	25,000,000	07/02/2025	83	—
	USD	1,173	CLP	1,100,000	08/05/2025	7	—
	USD	68,994	CNH	495,000	07/02/2025	157	—
	USD	24,200	COP	98,400,000	07/02/2025	—	(113)
	USD	78,587	EUR	69,000	07/02/2025	2,692	—
	USD	13,524	GBP	10,000	07/02/2025	203	—
	USD	22,894	IDR	374,000,000	07/02/2025	142	—
	USD	22,890	IDR	374,000,000	08/05/2025	238	—
	USD	99,375	KRW	135,820,000	07/02/2025	1,262	—
	USD	28,935	KRW	39,180,000	08/05/2025	81	—
	USD	42,354	MXN	810,000	07/02/2025	812	—
	USD	86,738	NOK	873,000	07/02/2025	—	(125)
	USD	30,241	NZD	50,000	07/02/2025	237	—
	USD	71,474	TWD	2,113,000	07/02/2025	859	—
						8,055	(4,409)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	GBP	75,000	USD	102,823	08/05/2025	$ —	$ (141)
	MXN	270,000	USD	14,163	07/02/2025	—	(226)
						—	(367)
Barclays Bank PLC	AUD	460,000	USD	297,423	07/02/2025	—	(5,326)
	AUD	20,000	USD	12,996	08/05/2025	—	(175)
	CAD	20,000	USD	14,568	07/02/2025	—	(119)
	CHF	70,000	USD	85,722	07/02/2025	—	(2,500)
	CHF	45,000	USD	56,227	08/05/2025	—	(730)
	CNH	97,000	USD	13,520	07/02/2025	—	(31)
	CZK	1,053,000	USD	48,253	07/02/2025	—	(1,913)
	CZK	493,000	USD	23,071	08/05/2025	—	(440)
	DKK	628,000	USD	96,081	07/02/2025	—	(3,070)
	DKK	628,000	USD	97,954	08/05/2025	—	(1,448)
	EUR	310,000	USD	355,931	07/02/2025	—	(9,234)
	EUR	108,000	USD	126,250	08/05/2025	—	(1,254)
	GBP	168,000	USD	226,705	07/02/2025	—	(3,900)
	GBP	11,000	USD	14,984	08/05/2025	—	(117)
	HUF	4,800,000	USD	14,068	08/05/2025	—	(56)
	ILS	50,000	USD	13,852	07/02/2025	—	(992)
	JPY	14,300,000	USD	99,354	07/02/2025	52	—
	JPY	6,300,000	USD	43,821	08/05/2025	—	(94)
	MXN	1,758,000	USD	91,300	07/02/2025	—	(2,388)
	NOK	5,506,000	USD	543,227	07/02/2025	—	(3,036)
	NOK	435,000	USD	43,254	08/05/2025	89	—
	NZD	1,342,000	USD	801,053	07/02/2025	—	(16,963)
	PLN	537,000	USD	143,555	07/02/2025	—	(5,431)
	PLN	578,000	USD	157,266	08/05/2025	—	(2,964)
	SEK	1,440,000	USD	150,495	07/02/2025	—	(1,711)
	SEK	140,000	USD	14,751	08/05/2025	—	(80)
	SGD	83,000	USD	64,994	08/05/2025	—	(447)
	THB	3,340,000	USD	102,314	07/02/2025	—	(428)
	THB	2,660,000	USD	81,719	08/05/2025	—	(308)
	USD	161,590	AUD	250,000	07/02/2025	2,948	—
	USD	14,464	CAD	20,000	07/02/2025	223	—
	USD	42,747	CHF	35,000	07/02/2025	1,364	—
	USD	13,526	CNH	97,000	07/02/2025	25	—
	USD	13,556	CNH	97,000	08/05/2025	30	—
	USD	51,481	CZK	1,113,000	07/02/2025	1,544	—
	USD	97,715	DKK	628,000	07/02/2025	1,437	—
	USD	553,488	EUR	486,000	07/02/2025	18,996	—
	USD	100,446	EUR	86,000	08/05/2025	1,085	—
	USD	131,170	GBP	97,000	07/02/2025	1,977	—
	USD	19,518	HUF	6,900,000	07/02/2025	821	—
	USD	13,894	ILS	50,000	07/02/2025	950	—
	USD	282,545	JPY	40,750,000	07/02/2025	432	—
	USD	28,319	MXN	540,000	07/02/2025	459	—
	USD	185,272	NOK	1,855,000	07/02/2025	—	(1,233)
	USD	24,830	NZD	41,189	07/02/2025	277	—
	USD	149,950	PLN	552,000	07/02/2025	3,199	—
	USD	42,643	SEK	410,000	07/02/2025	693	—
	USD	58,630	SEK	555,000	08/05/2025	161	—
	USD	64,844	SGD	83,000	07/02/2025	433	—
	USD	23,614	SGD	30,000	08/05/2025	39	—
	USD	95,791	THB	3,120,000	07/02/2025	183	—
	USD	1,542	THB	50,000	08/05/2025	—	—
						37,417	(66,388)
BNP Paribas SA	CHF	191,000	USD	232,910	07/02/2025	—	(7,811)
	CHF	129,000	USD	159,924	08/05/2025	—	(3,353)
	CNH	931,000	USD	129,807	07/02/2025	—	(253)
	CNH	931,000	USD	130,110	08/05/2025	—	(285)
	EUR	838,000	USD	958,372	07/02/2025	—	(28,750)
	EUR	24,000	USD	28,019	08/05/2025	—	(316)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	GBP	74,000	USD	100,116	07/02/2025	$ —	$ (1,460)
	GBP	11,000	USD	15,015	08/05/2025	—	(87)
	HUF	44,032,000	USD	123,410	07/02/2025	—	(6,380)
	JPY	14,400,000	USD	100,746	07/02/2025	749	—
	JPY	4,200,000	USD	29,294	08/05/2025	18	—
	MYR	1,042,000	USD	245,616	08/05/2025	—	(1,900)
	NOK	290,000	USD	28,830	08/05/2025	53	—
	NZD	70,000	USD	42,014	07/02/2025	—	(655)
	NZD	25,000	USD	15,072	08/05/2025	—	(183)
	USD	25,762	AUD	40,000	07/02/2025	564	—
	USD	238,868	CHF	194,000	07/02/2025	5,634	—
	USD	129,765	CNH	931,000	07/02/2025	295	—
	USD	166,214	EUR	144,000	07/02/2025	3,411	—
	USD	29,407	EUR	25,000	08/05/2025	108	—
	USD	71,385	GBP	53,000	07/02/2025	1,366	—
	USD	245,286	MYR	1,042,000	07/02/2025	2,190	—
	USD	13,883	NOK	140,000	07/02/2025	7	—
	USD	42,177	NZD	70,000	07/02/2025	491	—
	USD	14,455	THB	470,000	08/05/2025	39	—
						14,925	(51,433)
Canadian Imperial Bank of Commerce	CNH	470,000	USD	65,509	07/02/2025	—	(150)
	USD	65,540	CNH	470,000	07/02/2025	118	—
	USD	65,684	CNH	470,000	08/05/2025	143	—
	USD	160,215	EUR	139,000	07/02/2025	3,520	—
						3,781	(150)
Citibank, N.A.	AUD	110,000	USD	71,338	07/02/2025	—	(1,058)
	CAD	40,000	USD	29,269	08/05/2025	—	(155)
	CHF	31,000	USD	37,966	07/02/2025	—	(1,104)
	CNH	242,000	USD	33,731	07/02/2025	—	(76)
	CZK	680,000	USD	31,519	07/02/2025	—	(877)
	EUR	257,000	USD	290,789	07/02/2025	—	(11,944)
	EUR	12,000	USD	14,073	08/05/2025	—	(94)
	GBP	62,000	USD	83,852	07/02/2025	—	(1,252)
	ILS	105,000	USD	29,517	07/02/2025	—	(1,656)
	ILS	100,000	USD	29,511	08/05/2025	—	(184)
	JPY	6,200,000	USD	43,139	07/02/2025	85	—
	JPY	81,250,000	USD	573,053	07/14/2025	8,082	—
	JPY	4,200,000	USD	29,255	08/05/2025	—	(22)
	MXN	1,386,000	USD	72,274	07/02/2025	—	(1,589)
	MXN	540,000	USD	28,549	08/05/2025	—	(127)
	NOK	505,000	USD	50,250	07/02/2025	147	—
	PLN	275,000	USD	73,893	07/02/2025	—	(2,403)
	SEK	278,000	USD	29,044	07/02/2025	—	(340)
	SEK	2,675,000	USD	280,961	08/05/2025	—	(2,404)
	SGD	30,000	USD	23,307	07/02/2025	—	(287)
	THB	1,110,000	USD	34,053	07/02/2025	—	(92)
	USD	121,871	AUD	189,000	07/02/2025	2,519	—
	USD	146,379	CHF	120,000	07/02/2025	4,859	—
	USD	33,745	CNH	242,000	07/02/2025	62	—
	USD	90,358	CNH	646,000	08/05/2025	120	—
	USD	22,822	CZK	490,000	07/02/2025	522	—
	USD	23,171	CZK	490,000	08/05/2025	197	—
	USD	353,983	EUR	312,000	07/02/2025	13,538	—
	USD	166,780	GBP	124,000	07/02/2025	3,428	—
	USD	29,499	ILS	100,000	07/02/2025	190	—
	USD	71,048	JPY	10,200,000	07/02/2025	—	(217)
	USD	28,265	JPY	4,100,000	08/05/2025	314	—
	USD	117,872	MXN	2,259,000	07/02/2025	2,515	—
	USD	40,125	MXN	760,000	08/05/2025	234	—
	USD	28,578	NOK	290,000	08/05/2025	199	—
	USD	28,381	PLN	105,000	07/02/2025	750	—
	USD	29,960	PLN	110,000	08/05/2025	534	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	280,341	SEK	2,675,000	07/02/2025	$ 2,402	$ —
	USD	23,318	SGD	30,000	07/02/2025	276	—
	USD	47,050	SGD	60,000	08/05/2025	257	—
	USD	16,859	THB	550,000	07/02/2025	60	—
	USD	14,195	THB	460,000	08/05/2025	—	(9)
						41,290	(25,890)
Commonwealth Bank of Australia Sydney	USD	14,017	JPY	2,000,000	07/02/2025	—	(128)
Credit Agricole SA	CNH	1,028,000	USD	143,330	07/02/2025	—	(280)
	CNH	1,028,000	USD	143,671	08/05/2025	—	(309)
	EUR	49,000	USD	56,849	07/02/2025	—	(870)
	JPY	2,100,000	USD	14,588	07/02/2025	5	—
	USD	73,215	AUD	113,000	07/02/2025	1,156	—
	USD	143,290	CNH	1,028,000	07/02/2025	321	—
	USD	13,840	JPY	2,000,000	07/02/2025	48	—
	USD	88,270	NOK	878,000	07/02/2025	—	(1,161)
						1,530	(2,620)
Deutsche Bank AG	CHF	10,000	USD	12,355	07/02/2025	—	(248)
	CHF	20,000	USD	25,013	08/05/2025	—	(301)
	CNH	107,000	USD	14,920	07/02/2025	—	(28)
	CNH	107,000	USD	14,953	08/05/2025	—	(33)
	CZK	250,000	USD	11,432	07/02/2025	—	(479)
	EUR	12,688,000	USD	14,434,778	07/02/2025	—	(511,060)
	EUR	12,288,000	USD	14,297,068	08/05/2025	—	(210,129)
	MXN	270,000	USD	14,085	07/02/2025	—	(304)
	NZD	50,000	USD	30,002	07/02/2025	—	(475)
	SEK	1,055,000	USD	110,579	07/02/2025	—	(932)
	USD	48,805	CHF	40,000	07/02/2025	1,607	—
	USD	14,914	CNH	107,000	07/02/2025	34	—
	USD	14,533,168	EUR	12,524,000	07/02/2025	219,486	—
	USD	88,426	EUR	76,000	08/05/2025	1,300	—
	USD	58,749	PLN	220,000	07/02/2025	2,288	—
	USD	13,618	SEK	130,000	07/02/2025	123	—
	USD	14,067	ZAR	250,000	07/02/2025	54	—
						224,892	(723,989)
Goldman Sachs International	AUD	60,000	USD	38,698	07/02/2025	—	(791)
	AUD	65,000	USD	42,566	08/05/2025	—	(241)
	BRL	310,000	USD	55,199	07/02/2025	—	(1,858)
	CHF	61,000	USD	74,645	07/02/2025	—	(2,235)
	CLP	18,000,000	USD	19,278	07/02/2025	—	(43)
	CNH	741,000	USD	103,279	07/02/2025	—	(238)
	COP	121,800,000	USD	29,579	07/02/2025	—	(235)
	EUR	72,000	USD	82,638	07/02/2025	—	(2,174)
	IDR	419,000,000	USD	25,522	07/02/2025	—	(286)
	JPY	4,000,000	USD	28,017	07/02/2025	240	—
	JPY	10,300,000	USD	71,126	08/05/2025	—	(672)
	KRW	200,210,000	USD	146,559	07/02/2025	—	(1,788)
	KRW	39,000,000	USD	28,782	08/05/2025	—	(101)
	MXN	372,000	USD	19,637	08/05/2025	—	(118)
	NOK	140,000	USD	14,025	07/02/2025	135	—
	NZD	45,000	USD	27,145	07/02/2025	—	(285)
	SEK	140,000	USD	14,647	07/02/2025	—	(151)
	TWD	2,113,000	USD	71,313	07/02/2025	—	(1,020)
	USD	113,294	AUD	175,000	07/02/2025	1,882	—
	USD	29,246	AUD	45,000	08/05/2025	389	—
	USD	54,274	BRL	310,000	07/02/2025	2,783	—
	USD	12,663	BRL	70,000	08/04/2025	121	—
	USD	14,512	CAD	20,000	07/02/2025	175	—
	USD	30,791	CHF	25,000	07/02/2025	717	—
	USD	19,196	CLP	18,000,000	07/02/2025	126	—
	USD	103,323	CNH	741,000	07/02/2025	194	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	103,555	CNH	741,000	08/05/2025	$ 228	$ —
	USD	29,815	COP	121,800,000	07/02/2025	—	(0)
	USD	71,193	EUR	61,000	08/05/2025	824	—
	USD	14,727	GBP	11,000	07/02/2025	372	—
	USD	28,576	GBP	21,000	08/05/2025	254	—
	USD	25,806	IDR	419,000,000	07/02/2025	3	—
	USD	57,054	JPY	8,200,000	07/02/2025	—	(111)
	USD	146,922	KRW	200,210,000	07/02/2025	1,426	—
	USD	32,657	KRW	44,420,000	08/05/2025	240	—
	USD	4,734	MXN	90,000	07/02/2025	62	—
	USD	41,781	SEK	400,000	07/02/2025	498	—
	USD	29,466	SEK	280,000	08/05/2025	194	—
	USD	26,464	THB	860,000	07/02/2025	—	(10)
	USD	72,477	TWD	2,113,000	07/02/2025	—	(144)
	USD	14,701	TWD	420,000	08/05/2025	—	(157)
						10,863	(12,658)
HSBC Bank PLC	AUD	20,000	USD	12,997	07/02/2025	—	(166)
	EUR	39,000	USD	44,679	07/02/2025	—	(1,261)
	JPY	4,100,000	USD	28,369	08/05/2025	—	(211)
	PLN	88,000	USD	24,291	08/05/2025	—	(104)
	THB	930,000	USD	28,546	08/05/2025	—	(132)
	USD	12,609	EUR	11,000	07/02/2025	349	—
	USD	19,595	MXN	378,000	07/02/2025	550	—
						899	(1,874)
JPMorgan Chase Bank, N.A.	CHF	23,000	USD	28,149	07/02/2025	—	(838)
	CNH	140,000	USD	19,513	07/02/2025	—	(44)
	EUR	45,000	USD	52,426	08/05/2025	—	(701)
	GBP	10,000	USD	13,597	07/02/2025	—	(130)
	ILS	35,000	USD	9,934	07/02/2025	—	(457)
	MXN	1,346,000	USD	70,658	08/05/2025	—	(820)
	USD	19,521	CNH	140,000	07/02/2025	37	—
	USD	19,566	CNH	140,000	08/05/2025	43	—
	USD	1,176,116	EUR	1,028,000	07/02/2025	34,817	—
	USD	175,760	GBP	129,000	08/05/2025	1,339	—
	USD	41,939	JPY	6,150,000	07/02/2025	767	—
	USD	14,922	NZD	25,000	07/02/2025	317	—
						37,320	(2,990)
Morgan Stanley & Co. International PLC	AUD	418,000	USD	271,397	07/02/2025	—	(3,710)
	AUD	1,285,000	USD	835,745	08/05/2025	—	(10,510)
	CAD	40,000	USD	29,301	07/02/2025	—	(73)
	CHF	25,000	USD	31,446	08/05/2025	—	(197)
	CNH	396,000	USD	55,195	07/02/2025	—	(126)
	EUR	162,000	USD	186,800	07/02/2025	—	(4,028)
	EUR	219,000	USD	256,892	08/05/2025	—	(1,660)
	GBP	2,879,000	USD	3,895,748	07/02/2025	—	(56,110)
	JPY	20,800,000	USD	142,599	07/02/2025	—	(1,841)
	JPY	8,400,000	USD	58,176	08/05/2025	—	(377)
	MXN	428,000	USD	22,346	07/02/2025	—	(463)
	MXN	10,317,000	USD	538,944	08/05/2025	—	(8,933)
	SEK	278,000	USD	29,181	07/02/2025	—	(204)
	SEK	140,000	USD	14,825	08/05/2025	—	(5)
	THB	830,000	USD	25,460	07/02/2025	—	(72)
	USD	822,250	AUD	1,265,000	07/02/2025	10,310	—
	USD	245,978	AUD	378,000	08/05/2025	2,959	—
	USD	14,516	CAD	20,000	07/02/2025	170	—
	USD	14,585	CAD	20,000	08/05/2025	127	—
	USD	42,571	CHF	35,000	07/02/2025	1,541	—
	USD	55,221	CNH	396,000	07/02/2025	100	—
	USD	55,341	CNH	396,000	08/05/2025	122	—
	USD	86,165	EUR	74,000	08/05/2025	1,199	—
	USD	75,670	GBP	56,000	07/02/2025	1,198	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	15,124	GBP	11,000	08/05/2025	$ —	$ (23)
	USD	42,640	JPY	6,300,000	07/02/2025	1,109	—
	USD	58,193	JPY	8,400,000	08/05/2025	361	—
	USD	583,343	MXN	11,137,000	07/02/2025	10,171	—
	USD	20,137	MXN	382,000	08/05/2025	149	—
	USD	29,958	NZD	50,000	07/02/2025	520	—
	USD	13,537	SEK	130,000	07/02/2025	203	—
	USD	14,765	SEK	140,000	08/05/2025	65	—
	USD	22,842	THB	740,000	07/02/2025	—	(79)
	USD	53,131	THB	1,720,000	08/05/2025	—	(91)
	USD	16,868	ZAR	300,000	07/02/2025	77	—
	ZAR	550,000	USD	30,619	07/02/2025	—	(447)
	ZAR	300,000	USD	16,826	08/05/2025	—	(77)
						30,381	(89,026)
Natwest Markets PLC	USD	158,306	GBP	117,000	07/02/2025	2,294	—
Royal Bank of Canada	AUD	85,000	USD	54,893	07/02/2025	—	(1,050)
	CAD	15,810	USD	11,538	07/02/2025	—	(72)
	CAD	1,450,000	USD	1,059,932	08/05/2025	—	(6,687)
	CNH	896,000	USD	124,935	07/02/2025	—	(235)
	CNH	896,000	USD	125,230	08/05/2025	—	(262)
	EUR	37,000	USD	41,991	07/02/2025	—	(1,593)
	GBP	11,000	USD	14,816	07/02/2025	—	(283)
	JPY	2,100,000	USD	14,421	07/02/2025	—	(162)
	JPY	2,696,000	USD	18,799	08/05/2025	6	—
	MXN	540,000	USD	28,384	07/02/2025	—	(394)
	NZD	25,000	USD	14,979	07/02/2025	—	(260)
	SEK	280,000	USD	28,952	07/02/2025	—	(644)
	USD	13,079	AUD	20,000	08/05/2025	93	—
	USD	1,058,162	CAD	1,450,000	07/02/2025	6,644	—
	USD	11,557	CAD	15,810	08/05/2025	73	—
	USD	67,014	CHF	55,000	07/02/2025	2,304	—
	USD	124,900	CNH	896,000	07/02/2025	270	—
	USD	45,473	CZK	980,000	07/02/2025	1,215	—
	USD	13,858	EUR	12,000	07/02/2025	277	—
	USD	14,086	EUR	12,000	08/05/2025	82	—
	USD	56,705	GBP	42,000	07/02/2025	946	—
	USD	28,615	JPY	4,100,000	07/02/2025	—	(144)
						11,910	(11,786)
Societe Generale	CNH	174,000	USD	24,252	07/02/2025	—	(56)
	EUR	13,000	USD	14,900	07/02/2025	—	(414)
	MXN	369,000	USD	19,475	07/02/2025	—	(190)
	USD	12,179	CHF	10,000	07/02/2025	424	—
	USD	24,262	CNH	174,000	07/02/2025	46	—
	USD	24,317	CNH	174,000	08/05/2025	53	—
	USD	27,843	JPY	4,000,000	07/02/2025	—	(66)
						523	(726)
Standard Chartered Bank	CNH	121,000	USD	16,865	07/02/2025	—	(39)
	GBP	11,000	USD	14,848	07/02/2025	—	(251)
	GBP	47,000	USD	64,704	08/05/2025	179	—
	MYR	1,042,000	USD	247,168	07/02/2025	—	(308)
	THB	550,000	USD	16,869	07/02/2025	—	(50)
	USD	12,134	CHF	10,000	07/02/2025	469	—
	USD	16,871	CNH	121,000	07/02/2025	32	—
	USD	16,910	CNH	121,000	08/05/2025	37	—
	USD	145,360	GBP	107,000	07/02/2025	1,514	—
	USD	28,777	JPY	4,150,000	07/02/2025	41	—
	USD	29,284	JPY	4,200,000	08/05/2025	—	(7)
	USD	15,550	SGD	20,000	07/02/2025	180	—
						2,452	(655)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	AUD	20,000	USD	13,027	08/05/2025	$ —	$ (144)
	CAD	1,450,000	USD	1,055,601	07/02/2025	—	(9,205)
	CHF	50,000	USD	61,033	07/02/2025	—	(1,982)
	CNY	1,071,000	USD	149,321	07/02/2025	—	(146)
	CNY	1,071,000	USD	149,677	08/05/2025	—	(409)
	GBP	60,000	USD	82,234	08/05/2025	—	(138)
	HUF	5,400,000	USD	15,131	07/02/2025	—	(787)
	JPY	6,500,000	USD	45,172	08/05/2025	—	(138)
	MXN	540,000	USD	28,276	07/02/2025	—	(502)
	NZD	25,000	USD	15,043	07/02/2025	—	(196)
	PLN	65,000	USD	17,505	07/02/2025	—	(529)
	SGD	35,000	USD	27,463	08/05/2025	—	(133)
	USD	12,842	AUD	20,000	07/02/2025	321	—
	USD	11,510	CAD	15,810	07/02/2025	100	—
	USD	12,226	CHF	10,000	07/02/2025	377	—
	USD	149,281	CNY	1,071,000	07/02/2025	185	—
	USD	42,930	EUR	37,000	07/02/2025	655	—
	USD	45,857	GBP	34,000	07/02/2025	813	—
	USD	112,250	JPY	16,200,000	07/02/2025	246	—
	USD	68,113	NZD	114,000	07/02/2025	1,375	—
	USD	17,073	THB	560,000	07/02/2025	153	—
						4,225	(14,309)
Toronto Dominion Bank	AUD	20,000	USD	13,002	08/05/2025	—	(169)
	CHF	50,000	USD	61,521	07/02/2025	—	(1,495)
	EUR	12,000	USD	13,763	07/02/2025	—	(372)
	GBP	31,000	USD	42,061	07/02/2025	—	(491)
	JPY	500,506,000	USD	3,481,623	07/02/2025	6,008	—
	NOK	140,000	USD	13,979	07/02/2025	89	—
	USD	28,784	GBP	21,000	08/05/2025	46	—
	USD	218,461	JPY	31,416,000	07/02/2025	—	(302)
	USD	29,260	JPY	4,200,000	08/05/2025	17	—
						6,160	(2,829)
UBS AG	CNH	1,233,000	USD	171,855	07/02/2025	—	(394)
	EUR	23,000	USD	26,228	07/02/2025	—	(865)
	HUF	42,532,000	USD	122,392	08/05/2025	—	(2,754)
	JPY	53,466,000	USD	368,680	07/02/2025	—	(2,599)
	JPY	486,406,000	USD	3,366,830	08/05/2025	—	(23,739)
	MXN	9,705,000	USD	503,080	07/02/2025	—	(14,120)
	NOK	855,000	USD	84,855	07/02/2025	29	—
	NOK	3,400,000	USD	337,492	08/05/2025	105	—
	NZD	1,206,811	USD	728,400	08/05/2025	—	(8,012)
	SGD	25,000	USD	19,355	07/02/2025	—	(307)
	USD	171,938	CNH	1,233,000	07/02/2025	311	—
	USD	172,314	CNH	1,233,000	08/05/2025	378	—
	USD	122,613	HUF	42,532,000	07/02/2025	2,756	—
	USD	11,523	ILS	40,000	07/02/2025	353	—
	USD	3,354,061	JPY	486,406,000	07/02/2025	23,641	—
	USD	370,084	JPY	53,466,000	08/05/2025	2,609	—
	USD	2,696	MXN	52,000	07/02/2025	76	—
	USD	337,435	NOK	3,400,000	07/02/2025	—	(114)
	USD	84,869	NOK	855,000	08/05/2025	—	(26)
	USD	727,586	NZD	1,206,811	07/02/2025	8,025	—
						38,283	(52,930)
Wells Fargo & Co.	GBP	19,000	USD	25,827	07/02/2025	—	(254)
	GBP	2,806,000	USD	3,814,749	08/05/2025	—	(37,499)
	SGD	78,000	USD	60,651	07/02/2025	—	(694)
	USD	3,814,196	GBP	2,806,000	07/02/2025	37,459	—
	USD	25,830	GBP	19,000	08/05/2025	254	—
						37,713	(38,447)
Westpac Banking Corp.	CHF	33,000	USD	40,504	07/02/2025	—	(1,087)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	262,000	USD	297,049	07/02/2025	$ —	$ (11,574)
	GBP	192,000	USD	258,956	07/02/2025	—	(4,592)
	JPY	150,000,000	USD	1,043,042	08/04/2025	—	(2,439)
	JPY	100,000,000	USD	703,781	09/16/2025	3,434	—
	NZD	25,000	USD	14,964	07/02/2025	—	(275)
	USD	12,223	CHF	10,000	07/02/2025	380	—
	USD	29,195	JPY	4,200,000	07/02/2025	—	(29)
	USD	15,043	NZD	25,000	07/02/2025	196	—
						4,010	(19,996)
Unrealized Appreciation (Depreciation)						$523,099	$(1,139,769)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,560,999	$1,903,459	$—	$3,464,458
Auto Manufacturers	767,149	648,495	—	1,415,644
Banks	3,344,603	4,082,829	—	7,427,432
Commercial Services	1,466,832	—	—	1,466,832
Computers	2,845,297	—	—	2,845,297
Diversified Financial Services	3,639,192	1,432,255	—	5,071,447
Entertainment	1,295,411	—	—	1,295,411
Environmental Control	2,244,719	—	—	2,244,719
Food	1,576,010	—	—	1,576,010
Gas	1,288,514	—	—	1,288,514
Healthcare-Products	1,502,988	—	—	1,502,988
Healthcare-Services	961,120	—	—	961,120
Insurance	1,975,626	2,741,210	—	4,716,836
Internet	14,693,571	1,349,411	—	16,042,982
Machinery-Diversified	2,701,111	1,015,893	—	3,717,004
Oil & Gas	1,837,271	430,385	—	2,267,656
Pharmaceuticals	1,670,533	2,423,610	—	4,094,143
Pipelines	1,496,566	—	—	1,496,566
REITS	1,501,610	—	—	1,501,610
Retail	1,230,022	959,829	—	2,189,851
Semiconductors	8,493,072	7,113,519	—	15,606,591
Software	8,861,011	—	—	8,861,011
Telecommunications	2,347,152	1,210,052	—	3,557,204
Other Industries	—	16,430,348	—	16,430,348
Corporate Bonds & Notes	—	2,367,100	—	2,367,100
U.S. Government & Agency Obligations	—	23,806,870	—	23,806,870
Foreign Government Obligations	—	26,135,575	—	26,135,575
Short-Term Investments	—	4,837,466	—	4,837,466
Repurchase Agreements	—	3,140,000	—	3,140,000
Total Investments at Value	$69,300,379	$102,028,306	$—	$171,328,685

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2025 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Other Financial Instruments:†
Futures Contracts	$51,704	$—	$—	$51,704
Forward Foreign Currency Contracts	—	523,099	—	523,099
Total Other Financial Instruments	$51,704	$523,099	$—	$574,803
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$77,346	$—	$—	$77,346
Forward Foreign Currency Contracts	—	1,139,769	—	1,139,769
Total Other Financial Instruments	$77,346	$1,139,769	$—	$1,217,115
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2025 (unaudited)

	SA Goldman Sachs Government and Quality Bond(1)	SA Wellington Capital Appreciation	SA Wellington Strategic Multi-Asset
ASSETS:
Investments at value (unaffiliated)*	$1,188,801,253	$2,450,717,645	$168,188,685
Repurchase agreements (cost approximates value)	5,630,000	32,625,000	3,140,000
Cash	1,934	5,152	3,338
Foreign cash*	5	22	317,332
Receivable for variation margin on futures contracts	31,525	—	—
Receivable for:
Fund shares sold	23,414,887	91,666	40,159
Dividends and interest	8,542,672	313,706	580,894
Investments sold	66,604,048	—	642,441
Prepaid expenses and other assets	—	1,237	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	56,985
Unrealized appreciation on forward foreign currency contracts	—	—	523,099
Total assets	1,293,026,324	2,483,754,428	173,492,933
LIABILITIES:
Payable for:
Fund shares redeemed	249,043	68,188,987	132,766
Investments purchased	66,408,813	19,374,342	1,226,800
Investment advisory and management fees	514,663	1,360,199	137,908
Service fees—Class 2	1,610	6,029	—
Service fees—Class 3	101,288	318,613	31,901
Transfer agent fees	262	279	95
Trustees' fees and expenses	623	100	442
Other accrued expenses	206,923	188,660	119,706
Payable for variation margin on futures contracts	—	—	3,726
Forward sales contracts, at value*	39,151,857	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,139,769
Total liabilities	106,635,082	89,437,209	2,793,113
Commitments and contingent liabilities (Note 5)
Net assets	$1,186,391,242	$2,394,317,219	$170,699,820
NET ASSETS REPRESENTED BY:
Paid in capital	$1,361,304,220	$1,601,004,051	$143,384,510
Total accumulated earnings (loss)	(174,912,978)	793,313,168	27,315,310
Net assets	$1,186,391,242	$2,394,317,219	$170,699,820
Class 1 (unlimited shares authorized):
Net assets	$654,346,789	$789,517,134	$12,722,572
Shares of beneficial interest issued and outstanding	49,225,134	16,633,654	1,267,824
Net asset value, offering and redemption price per share	$13.29	$47.47	$10.03
Class 2 (unlimited shares authorized):
Net assets	$13,225,215	$50,858,905	$—
Shares of beneficial interest issued and outstanding	990,722	1,243,716	—
Net asset value, offering and redemption price per share	$13.35	$40.89	$—
Class 3 (unlimited shares authorized):
Net assets	$518,819,238	$1,553,941,180	$157,977,248
Shares of beneficial interest issued and outstanding	39,143,646	42,304,301	15,907,303
Net asset value, offering and redemption price per share	$13.25	$36.73	$9.93
* Cost
Investments (unaffiliated)	$1,216,809,111	$1,742,867,675	$139,114,392
Foreign cash	$5	$22	$314,287
Proceeds from forward sales contracts	$38,603,688	$—	$—

(1)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2025 (unaudited)

	SA Goldman Sachs Government and Quality Bond(1)	SA Wellington Capital Appreciation	SA Wellington Strategic Multi-Asset
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$4,572,284	$1,021,828
Interest (unaffiliated)	25,493,572	518,003	1,086,996
Total investment income*	25,493,572	5,090,287	2,108,824
EXPENSES:
Investment advisory and management fees	3,071,885	7,782,165	817,522
Service Fees:
Class 2	9,867	35,901	—
Class 3	633,325	1,819,092	189,028
Transfer agent fees and expenses	1,794	1,864	597
Custodian and accounting fees	92,169	93,963	72,795
Reports to shareholders	25,338	34,465	5,132
Audit and tax fees	35,775	28,073	37,231
Legal fees	6,740	10,573	2,436
Trustees' fees and expenses	16,732	28,826	2,449
Interest expense	506	8,335	25
License fee	526	—	21,772
Other expenses	20,734	22,563	24,155
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,915,391	9,865,820	1,173,142
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	(321,826)
Fees paid indirectly (Note 2)	—	(2,250)	(69)
Net expenses	3,915,391	9,863,570	851,247
Net investment income (loss)	21,578,181	(4,773,283)	1,257,577
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(4,836,172)	131,903,914	5,221,589
Futures contracts	279,231	—	(42,305)
Forward contracts	—	—	(1,753,223)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	60,621
Net realized gain (loss) on investments and foreign currencies	(4,556,941)	131,903,914	3,486,682
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	24,852,399	(9,105,183)	7,313,483
Futures contracts	89,609	—	(68,233)
Forward contracts	—	—	(1,146,034)
Forward sales contracts	(983,159)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1	199	38,236
Net unrealized gain (loss) on investments and foreign currencies	23,958,850	(9,104,984)	6,137,452
Net realized and unrealized gain (loss) on investments and foreign currencies	19,401,909	122,798,930	9,624,134
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,980,090	$118,025,647	$10,881,711
* Net of foreign withholding taxes on interest and dividends of	$—	$396	$80,525

(1)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA Goldman Sachs Government and Quality Bond (1)		SA Wellington Capital Appreciation		SA Wellington Strategic Multi-Asset
	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,578,181	$45,210,705	$(4,773,283)	$(11,775,542)	$1,257,577	$1,742,278
Net realized gain (loss) on investments and foreign currencies	(4,556,941)	(10,520,589)	131,903,914	343,734,743	3,486,682	11,743,553
Net unrealized gain (loss) on investments and foreign currencies	23,958,850	(22,066,090)	(9,104,984)	408,938,463	6,137,452	6,417,883
Net increase (decrease) in net assets resulting from operations	40,980,090	12,624,026	118,025,647	740,897,664	10,881,711	19,903,714
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(24,643,460)	—	—	—	(160,608)
Distributable earnings — Class 2	—	(505,233)	—	—	—	—
Distributable earnings — Class 3	—	(19,402,397)	—	—	—	(1,639,123)
Total distributions to shareholders	—	(44,551,090)	—	—	—	(1,799,731)
CAPITAL SHARE TRANSACTIONS (Note 7)	7,797,858	(113,039,469)	(51,387,107)	(294,991,608)	(7,367,681)	(10,680,964)
TOTAL INCREASE (DECREASE) IN NET ASSETS	48,777,948	(144,966,533)	66,638,540	445,906,056	3,514,030	7,423,019
NET ASSETS:
Beginning of period	1,137,613,294	1,282,579,827	2,327,678,679	1,881,772,623	167,185,790	159,762,771
End of period	$1,186,391,242	$1,137,613,294	$2,394,317,219	$2,327,678,679	$170,699,820	$167,185,790

(1)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 3 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    Effective July 28, 2025, the SA Wellington Government and Quality Bond Portfolio changed its name to SA Goldman Sachs Government and Quality Bond Portfolio.
    The investment goal for each Portfolio is as follows:
    The SA Goldman Sachs Government and Quality Bond Portfolio seeks relatively high income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality fixed income securities (rated AA– or better by S&P Global (Ratings) or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).
    The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.
    The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Goldman Sachs Government and Quality Bond Portfolio	11.49%	$1,105,000
SA Wellington Capital Appreciation Portfolio	66.78	6,420,000
SA Wellington Strategic Multi-Asset Portfolio	6.40	615,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated June 30, 2025, bearing interest at a rate of 4.38% per annum, with a principal amount of $9,614,000, a repurchase price of $9,615,170, and a maturity date of  July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	12/31/2029	$9,770,000	$9,795,454
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Goldman Sachs Government and Quality Bond Portfolio	11.65%	$1,165,000
SA Wellington Capital Appreciation Portfolio	66.90	6,690,000
SA Wellington Strategic Multi-Asset Portfolio	6.55	655,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated June 30, 2025, bearing interest at a rate of 4.39% per annum, with a principal amount of $10,000,000, a repurchase price of $10,001,219, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$1,035,000	$10,196,573
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Goldman Sachs Government and Quality Bond Portfolio	11.50%	$1,150,000
SA Wellington Capital Appreciation Portfolio	66.75	6,675,000
SA Wellington Strategic Multi-Asset Portfolio	6.40	640,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    BNP Paribas SA, dated June 30, 2025, bearing interest at a rate of 4.39% per annum, with a principal amount of $10,000,000, a repurchase price of $10,001,219, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	08/15/2042	$12,069,800	$10,204,920
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Goldman Sachs Government and Quality Bond Portfolio	11.49%	$1,105,000
SA Wellington Capital Appreciation Portfolio	66.78	6,420,000
SA Wellington Strategic Multi-Asset Portfolio	6.40	615,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated June 30, 2025, bearing interest at a rate of 4.39% per annum, with a principal amount of $9,613,000, a repurchase price of $9,614,172, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	06/30/2029	$9,631,000	$9,797,645
    As of June 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Goldman Sachs Government and Quality Bond Portfolio	11.49%	$1,105,000
SA Wellington Capital Appreciation Portfolio	66.78	6,420,000
SA Wellington Strategic Multi-Asset Portfolio	6.40	615,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated June 30, 2025, bearing interest at a rate of 4.38% per annum, with a principal amount of $9,613,000 a repurchase price of $9,614,170, and a maturity date of July 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	02/29/2032	$9,620,000	$9,814,263
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
    Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”.  On an annual basis, ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors.  ASU 2023-09 is effective for fiscal years beginning after December 15, 2024.  Management is currently evaluating the impact, if any, of applying ASU 2023-09.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of June 30, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended June 30, 2025. For a detailed presentation of derivatives held as of June 30, 2025, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$100,742	$—	$—	$—	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	51,704	—	—	—	77,346	—	—	—
	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	523,099	—	—	—	1,139,769

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$279,231	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	(42,305)	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	(1,753,223)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Forward Foreign Currency Contracts(10)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$89,609	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	(68,233)	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	(1,146,034)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2025.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Goldman Sachs Government and Quality Bond	$22,033,337	$—
SA Wellington Strategic Multi-Asset	14,263,229	106,782,959

(1)	Amounts represent notional amounts in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended June 30, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Goldman Sachs Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2025. The repurchase agreements held by the Portfolios as of June 30, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia & New Zealand Banking Group	$4,176	$—	$—	$4,176	$16,169	$—	$—	$16,169	$(11,993)	$—	$(11,993)
Bank of America, N.A.	8,055	—	—	8,055	4,409	—	—	4,409	3,646	—	3,646
Bank of Montreal	—	—	—	—	367	—	—	367	(367)	—	(367)
Barclays Bank PLC	37,417	—	—	37,417	66,388	—	—	66,388	(28,971)	—	(28,971)
BNP Paribas SA	14,925	—	—	14,925	51,433	—	—	51,433	(36,508)	—	(36,508)
Canadian Imperial Bank of Commerce	3,781	—	—	3,781	150	—	—	150	3,631	—	3,631
Citibank, N.A.	41,290	—	—	41,290	25,890	—	—	25,890	15,400	—	15,400
Commonwealth Bank of Australia Sydney	—	—	—	—	128	—	—	128	(128)	—	(128)
Credit Agricole SA	1,530	—	—	1,530	2,620	—	—	2,620	(1,090)	—	(1,090)
Deutsche Bank AG	224,892	—	—	224,892	723,989	—	—	723,989	(499,097)	—	(499,097)
Goldman Sachs International	10,863	—	—	10,863	12,658	—	—	12,658	(1,795)	—	(1,795)
HSBC Bank PLC	899	—	—	899	1,874	—	—	1,874	(975)	—	(975)
JPMorgan Chase Bank, N.A.	37,320	—	—	37,320	2,990	—	—	2,990	34,330	—	34,330
Morgan Stanley & Co. International PLC	30,381	—	—	30,381	89,026	—	—	89,026	(58,645)	—	(58,645)
Natwest Markets PLC	2,294	—	—	2,294	—	—	—	—	2,294	—	2,294
Royal Bank of Canada	11,910	—	—	11,910	11,786	—	—	11,786	124	—	124
Societe Generale	523	—	—	523	726	—	—	726	(203)	—	(203)
Standard Chartered Bank	2,452	—	—	2,452	655	—	—	655	1,797	—	1,797
State Street Bank & Trust Company	4,225	—	—	4,225	14,309	—	—	14,309	(10,084)	—	(10,084)
Toronto Dominion Bank	6,160	—	—	6,160	2,829	—	—	2,829	3,331	—	3,331
UBS AG	38,283	—	—	38,283	52,930	—	—	52,930	(14,647)	—	(14,647)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Wells Fargo & Co.	$37,713	$—	$—	$37,713	$38,447	$—	$—	$38,447	$(734)	$—	$(734)
Westpac Banking Corp.	4,010	—	—	4,010	19,996	—	—	19,996	(15,986)	—	(15,986)
Total	$523,099	$—	$—	$523,099	$1,139,769	$—	$—	$1,139,769	$(616,670)	$—	$(616,670)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Goldman Sachs Government and Quality Bond	$41,221,608	$(200,935,921)	$(55,308,353)	$44,551,090	$—
SA Wellington Capital Appreciation**	—	(40,317,970)	715,605,491	—	—
SA Wellington Strategic Multi-Asset**	2,636,334	(7,129,759)	21,083,348	1,799,731	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Gains and Capital Loss Carryforward due to ownership change limitations.
    As of December 31, 2024, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Goldman Sachs Government and Quality Bond*	$92,107,438	$108,828,483
SA Wellington Capital Appreciation*	48,351,428	4,932,691
SA Wellington Strategic Multi-Asset*	6,325,289	1,026,157

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the year ended December 31, 2024. Capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Goldman Sachs Government and Quality Bond	$11,173,292	$(42,522,796)	$(31,349,504)	$1,225,322,197
SA Wellington Capital Appreciation	740,720,016	(34,219,663)	706,500,353	1,776,842,292
SA Wellington Strategic Multi-Asset	32,140,422	(4,942,057)	27,198,365	142,919,461

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Goldman Sachs Government and Quality Bond	Goldman Sachs Asset Management International(1)	0.625% on the first $200 million 0.575% on the next $300 million 0.500% on assets over $500 million	No fee waiver
SA Wellington Capital Appreciation	Wellington Management Company LLP	0.750% on the first $50 million 0.725% on the next $50 million 0.700% on assets over $100 million	No fee waiver
SA Wellington Strategic Multi-Asset	Wellington Management Company LLP	1.00% on the first $200 million 0.875% on the next $300 million 0.800% on assets over $500 million	0.650% on the first $200 million 0.525% on the next $300 million 0.450% on assets over $500 million

(1)	On July 28, 2025, Goldman Sachs Asset Management International was appointed as subadviser replacing Wellington Management Company LLP.
    For the six months ended June 30, 2025, advisory fees waived were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$286,133
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended June 30, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 3
SA Wellington Strategic Multi-Asset	0.81%	1.06%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended June 30, 2025, expenses reimbursed were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$35,693
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At June 30, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	December 31, 2025	December 31, 2026	June 30, 2027
SA Wellington Strategic Multi-Asset	$186,210	$129,521	$35,693
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended June 30, 2025, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended June 30, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended June 30, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Goldman Sachs Government and Quality Bond	$158,367,257	$197,819,027	$481,724,571	$401,549,623
SA Wellington Capital Appreciation	1,363,001,287	1,415,013,432	—	—
SA Wellington Strategic Multi-Asset	49,477,110	58,796,990	11,943,509	9,562,873
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Goldman Sachs Government and Quality Bond Portfolio				SA Wellington Capital Appreciation Portfolio
	Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24		Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	6,933,339	$90,813,333	426,687	$5,608,841	999,187	$40,553,445	1,557,428	$62,227,385
Reinvested dividends	—	—	1,889,836	24,643,460	—	—	—	—
Shares redeemed	(4,234,465)	(55,214,720)	(10,561,458)	(139,260,230)	(1,123,235)	(48,927,011)	(2,892,051)	(113,553,047)
Total	2,698,874	$35,598,613	(8,244,935)	$(109,007,929)	(124,048)	$(8,373,566)	(1,334,623)	$(51,325,662)
Class 2
Shares sold	16,482	$215,173	137,727	$1,805,181	7,707	$269,977	4,918	$170,801
Reinvested dividends	—	—	38,538	505,233	—	—	—	—
Shares redeemed	(71,090)	(929,883)	(165,617)	(2,181,178)	(99,791)	(3,713,865)	(297,118)	(10,193,560)
Total	(54,608)	$(714,710)	10,648	$129,236	(92,084)	$(3,443,888)	(292,200)	$(10,022,759)
Class 3
Shares sold	2,169,493	$28,683,942	3,994,193	$52,163,055	2,542,578	$79,287,051	1,548,219	$48,751,668
Reinvested dividends	—	—	1,489,056	19,402,397	—	—	—	—
Shares redeemed	(4,274,524)	(55,769,987)	(5,766,305)	(75,726,228)	(3,364,803)	(118,856,704)	(9,042,441)	(282,394,855)
Total	(2,105,031)	$(27,086,045)	(283,056)	$(4,160,776)	(822,225)	$(39,569,653)	(7,494,222)	$(233,643,187)
Net increase (decrease)	539,235	$7,797,858	(8,517,343)	$(113,039,469)	(1,038,357)	$(51,387,107)	(9,121,045)	$(294,991,608)
	SA Wellington Strategic Multi-Asset Portfolio
	Six Months Ended 6/30/25 (unaudited)		Year Ended 12/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,889	$17,140	44,521	$376,837
Reinvested dividends	—	—	17,122	160,608
Shares redeemed	(66,941)	(635,305)	(171,919)	(1,548,992)
Total	(65,052)	$(618,165)	(110,276)	$(1,011,547)
Class 3
Shares sold	419,750	$3,949,596	827,186	$7,503,415
Reinvested dividends	—	—	176,250	1,639,123
Shares redeemed	(1,142,976)	(10,699,112)	(2,081,316)	(18,811,955)
Total	(723,226)	$(6,749,516)	(1,077,880)	$(9,669,417)
Net increase (decrease)	(788,278)	$(7,367,681)	(1,188,156)	$(10,680,964)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 8 — Transactions with Affiliates
    At June 30, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Goldman Sachs Government and Quality Bond	46.45%	2.59%	0.33%	1.05%	1.69%	1.44%	1.93%	10.67%	33.83%
SA Wellington Capital Appreciation	86.53	4.20	0.47	0.44	0.11	0.19	0.37	1.57	5.90
SA Wellington Strategic Multi-Asset	90.75	7.53	1.18	—	—	—	—	—	—
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.  During the six months ended June 30, 2025, none of the Portfolios engaged in these transactions.
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Wellington Strategic Multi-Asset Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Goldman Sachs Government and Quality Bond Portfolio concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2025, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 06/30/25
SA Goldman Sachs Government and Quality Bond	1	$505	$3,200,000	5.68%	$—
SA Wellington Capital Appreciation	2	8,335	26,412,500	5.68	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2025, none of the Portfolios participated in this program.

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Goldman Sachs Government and Quality Bond Portfolio — Class 1(3)
12/31/20	$15.39	$0.26	$0.83	$1.09	$(0.33)	$(0.02)	$(0.35)	$16.13	7.11%	$1,063,081	0.57%	0.57%	1.59%	41%
12/31/21	16.13	0.15	(0.45)	(0.30)	(0.26)	(0.26)	(0.52)	15.31	(1.86)	1,041,985	0.56	0.56	0.99	65
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56	0.56	1.74	91
12/31/23	12.85	0.45	0.18	0.63	(0.29)	—	(0.29)	13.19	5.07	722,171	0.58	0.58	3.41	107
12/31/24	13.19	0.50	(0.35)	0.15	(0.52)	—	(0.52)	12.82	1.08	596,340	0.57	0.57	3.83	90(4)
06/30/25@	12.82	0.25	0.22	0.47	—	—	—	13.29	3.67	654,347	0.58(5)	0.58(5)	3.92(5)	51(4)
SA Goldman Sachs Government and Quality Bond Portfolio — Class 2(3)
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72	0.72	1.46	41
12/31/21	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71	0.71	0.84	65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71	0.71	1.59	91
12/31/23	12.90	0.43	0.19	0.62	(0.27)	—	(0.27)	13.25	4.93	13,707	0.73	0.73	3.27	107
12/31/24	13.25	0.49	(0.36)	0.13	(0.50)	—	(0.50)	12.88	0.92	13,465	0.72	0.72	3.68	90(4)
06/30/25@	12.88	0.24	0.23	0.47	—	—	—	13.35	3.65	13,225	0.73(5)	0.73(5)	3.77(5)	51(4)
SA Goldman Sachs Government and Quality Bond Portfolio — Class 3(3)
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82	0.82	1.36	41
12/31/21	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81	0.81	0.74	65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81	0.81	1.48	91
12/31/23	12.82	0.41	0.18	0.59	(0.25)	—	(0.25)	13.16	4.78	546,702	0.83	0.83	3.17	107
12/31/24	13.16	0.47	(0.34)	0.13	(0.49)	—	(0.49)	12.80	0.90	527,808	0.82	0.82	3.58	90(4)
06/30/25@	12.80	0.24	0.21	0.45	—	—	—	13.25	3.52	518,819	0.83(5)	0.83(5)	3.67(5)	51(4)
SA Wellington Capital Appreciation Portfolio — Class 1
12/31/20	43.60	(0.20)	27.70	27.50	—	(6.30)	(6.30)	64.80	64.53	873,694	0.74	0.74	(0.39)	118
12/31/21	64.80	(0.34)	4.29	3.95(6)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73	0.73	(0.53)	110(7)
12/31/22	53.33	(0.13)	(19.79)	(19.92)	—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73	0.73	(0.37)	97
12/31/23	22.90	(0.11)	9.20	9.09	—	—	—	31.99	39.69	578,820	0.74	0.74	(0.39)	95
12/31/24	31.99	(0.15)	13.51	13.36	—	—	—	45.35	41.76	759,983	0.72	0.72	(0.38)	114
06/30/25@	45.35	(0.06)	2.18	2.12	—	—	—	47.47	4.67	789,517	0.72(5)	0.72(5)	(0.26)(5)	60
SA Wellington Capital Appreciation Portfolio — Class 2
12/31/20	40.95	(0.27)	25.96	25.69	—	(6.30)	(6.30)	60.34	64.28	63,956	0.89	0.89	(0.54)	118
12/31/21	60.34	(0.40)	4.02	3.62(6)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88	0.88	(0.68)	110(7)
12/31/22	48.54	(0.16)	(18.06)	(18.22)	—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88	0.88	(0.52)	97
12/31/23	19.81	(0.13)	7.94	7.81	—	—	—	27.62	39.42	44,973	0.89	0.89	(0.54)	95
12/31/24	27.62	(0.18)	11.66	11.48	—	—	—	39.10	41.56	52,231	0.87	0.87	(0.53)	114
06/30/25@	39.10	(0.08)	1.87	1.79	—	—	—	40.89	4.58	50,859	0.87(5)	0.87(5)	(0.42)(5)	60
SA Wellington Capital Appreciation Portfolio — Class 3
12/31/20	39.26	(0.30)	24.84	24.54	—	(6.30)	(6.30)	57.50	64.11	938,153	0.99	0.99	(0.64)	118
12/31/21	57.50	(0.43)	3.83	3.40(6)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98	0.98	(0.79)	110(7)
12/31/22	45.48	(0.17)	(16.96)	(17.13)	—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98	0.98	(0.60)	97
12/31/23	17.84	(0.14)	7.15	7.01	—	—	—	24.85	39.29	1,257,980	0.99	0.99	(0.64)	95
12/31/24	24.85	(0.19)	10.48	10.29	—	—	—	35.14	41.41	1,515,465	0.97	0.97	(0.63)	114
06/30/25@	35.14	(0.09)	1.68	1.59	—	—	—	36.73	4.52	1,553,941	0.97(5)	0.97(5)	(0.51)(5)	60

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
(4)	Excludes TBA transactions. Beginning with the period ended December 31, 2024, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	12/20	12/21	12/22	12/23	12/24	06/25
SA Goldman Sachs Government and Quality Bond Portfolio	N/A	N/A	N/A	N/A	166%	110%
(5)	Annualized
(6)	Includes the effect of a merger.
(7)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Strategic Multi-Asset Portfolio — Class 1
12/31/20	$8.48	$0.02	$1.51	$1.53	$(0.10)	$(0.12)	$(0.22)	$9.79	18.12%	$17,048	1.30%	0.86%	0.18%	105%
12/31/21	9.79	(0.00)	0.74	0.74	(0.03)	(0.37)	(0.40)	10.13	7.65	16,357	1.18	0.86	(0.01)	85
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	1.19	0.86	0.54	81
12/31/23	7.42	0.08	1.03	1.11	(0.12)	—	(0.12)	8.41	15.12	12,136	1.19	0.85	1.01	63
12/31/24	8.41	0.12	0.98	1.10	(0.12)	—	(0.12)	9.39	13.05	12,511	1.24	0.81	1.27	48
06/30/25@	9.39	0.08	0.56	0.64	—	—	—	10.03	6.82	12,723	1.20(3)	0.81(3)	1.77(3)	44
SA Wellington Strategic Multi-Asset Portfolio — Class 3
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	(0.20)	9.73	17.80	89,474	1.55	1.11	(0.09)	105
12/31/21	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.43	1.11	(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.45	1.11	0.29	81
12/31/23	7.36	0.06	1.02	1.08	(0.10)	—	(0.10)	8.34	14.84	147,627	1.44	1.10	0.76	63
12/31/24	8.34	0.09	0.97	1.06	(0.10)	—	(0.10)	9.30	12.67	154,675	1.49	1.06	1.03	48
06/30/25@	9.30	0.07	0.56	0.63	—	—	—	9.93	6.77	157,977	1.45(3)	1.06(3)	1.52(3)	44

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on April 2, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Subadviser”) with respect to the SA Wellington Government and Quality Bond Portfolio, a series of the Trust (the “Portfolio”). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and Wellington Management Company LLP (“Wellington”) with respect to the Portfolio.  In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment objective, strategies and techniques, as well as a change of the Portfolio’s name to “SA Goldman Sachs Government and Quality Bond Portfolio.”
    In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement.  Those factors included:
(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to be paid to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates; and
(5)	the fees to be paid by the Adviser to GSAM for managing the Portfolio.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from GSAM regarding its services provided to the Trust, which materials the Board reviewed at its October 9, 2024 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and GSAM in connection with their consideration of approval of the Agreement.  The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Portfolio’s current and proposed subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.
    Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by GSAM.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that GSAM would be responsible for providing investment management services on a day-to-day basis. In such role, GSAM would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed GSAM’s history, structure and size, and investment experience.  The Board considered the personnel of GSAM who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, GSAM has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of GSAM who would be responsible for providing investment management services to the Portfolio.
    The Board also reviewed and considered GSAM’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio.  The Board considered GSAM’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on GSAM’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees will be paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

the amount of subadvisory fees paid by SunAmerica and the amount of the management fees to be retained.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and GSAM, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also requested advisory and subadvisory fees received by GSAM and performance data with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, but no such similar accounts were identified.
    The Subadvised Expense Group consists of the Portfolio and two other intermediate U.S. government funds underlying variable insurance products (“VIPs”), as classified by Broadridge.  The Subadvised Expense Universe consists of the Portfolio and all other intermediate U.S. government funds underlying VIPs with disclosed subadviser agreements, excluding outliers.
    The performance information included information as of December 31, 2024, from management and GSAM.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    The Board further considered that Wellington’s performance ranked in the fourth or fifth quintile in its Morningstar peer group over the one-, three- and five-year periods ended December 31, 2024, and that the Portfolio had been subjected to heightened monitoring by the Adviser but failed to meet its performance target. The Board also considered simulated, back-tested performance of the Portfolio under GSAM’s proposed management and methodology for various periods ended December 31, 2024.  The back-tested performance suggested that, if managed by GSAM according to the proposed new investment strategies and techniques, the Portfolio would have outperformed the Bloomberg U.S. Government/Mortgage Index for the one-, three- and five-year periods and for three of the previous five calendar years.  In considering this comparative performance information, however, the Board took into account management’s discussion regarding the simulated performance, including that back-tested performance is hypothetical and does not demonstrate actual performance and that past performance is not necessarily indicative of future results, and acknowledged that actual results of the Portfolio may differ.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether GSAM is proposing to provide services at a cost that is competitive with other similar funds.
    Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Agreement are paid by SunAmerica out of its advisory fees.  The Board considered that the Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreement, the Portfolio does not directly benefit from any reduction in those fee rates.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreement.
    The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
    Terms of Agreement.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreement, including the duties and responsibilities undertaken by SunAmerica and GSAM as discussed above.  The Board also reviewed the differences in the terms of the Agreement as compared to the terms of the subadvisory agreement between SunAmerica and Wellington with respect to the Portfolio.
    Conclusions.
    In reaching its decision to recommend the approval of the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have attributed different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreement.
    Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 5, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: September 5, 2025